UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEP    09.30.20

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor and your shares are held with our transfer agent, Computershare, you may log into your Investor Center account at www.computershare.com/investor and go to “Communication Preferences”. You may also call Computershare at (800) 219 4218.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call Computershare at (800) 219 4218. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Closed-end Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AllianceBernstein Global High Income Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

November 9, 2020

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund for the semi-annual reporting period ended September 30, 2020. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

The Fund seeks high current income and, secondarily, capital appreciation.

RETURNS AS OF SEPTEMBER 30, 2020 (unaudited)

	6 Months	12 Months

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND (NAV)	17.62%	-0.58%

Primary Benchmark: Bloomberg Barclays Global High Yield Index (USD hedged)	15.81%	1.99%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg Barclays US Corporate HY 2% Issuer Capped Index	12.46%	0.79%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The Fund’s market price per share on September 30, 2020 was $10.51. The Fund’s NAV per share on September 30, 2020 was $12.16. For additional financial highlights, please see pages 118-119.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bloomberg Barclays Global High Yield Index (USD hedged), as well as its blended benchmark for the six- and 12-month periods ended September 30, 2020. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”) and the Bloomberg Barclays US Corporate High Yield (“HY”) 2% Issuer Capped Index.

During the six-month period, the Fund outperformed its primary and blended benchmarks. Sector allocation was the largest contributor, relative to the benchmark, mostly from off-benchmark high-yield credit default swaps and agency risk-sharing securities that offset losses from off-benchmark sector allocations to US Treasuries and commercial mortgage-backed securities (“CMBS”) as well as an overweight to investment-grade corporate bonds. Security selection also contributed, as selections among high-yield corporate bonds in the US and eurozone, emerging-market sovereigns, asset-backed securities and investment-grade corporate bonds more than offset losses from CMBS. Yield-curve

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positioning in the five- to 30-year parts of the yield curve and being overweight duration in the US also added to returns. Currency selection was a minor contributor to performance. Country allocation detracted due to an allocation to Brazil that was only partially offset by country exposures in the eurozone and several other countries.

During the 12-month period, the Fund underperformed its primary and blended benchmarks. Security selection was the largest detractor, mostly among CMBS, investment-grade and high-yield corporate bonds and asset-backed securities that were partially offset by gains in emerging-market sovereign bonds. Sector allocation also detracted, primarily from underweights to high-yield corporate bonds, emerging-market corporate bonds and exposure to high-yield credit default swaps that were partially offset by gains from an underweight to emerging-market sovereign bonds, off-benchmark exposure to US Treasuries, CMBS, asset-backed securities and an overweight to investment-grade corporate bonds. Currency selection was a minor detractor, due to long positions in the Argentine peso and Brazilian real that were partially offset by a long position in the Egyptian pound. Duration and yield-curve positioning contributed, from an overall duration overweight in the US and yield-curve positioning mostly in the six-month and 10- to 20-year parts of the US yield curve. Country allocation also added to performance, due to an underweight to the eurozone, overweights to Brazil and Colombia, and off-benchmark exposures in Indonesia, Egypt, Argentina and Russia that offset a loss from off-benchmark exposure in Canada.

During both periods, the Fund utilized futures, interest rate swaps and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards and currency options, both written and purchased, were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors. Total return swaps were used to take active credit risk. The utilization of leverage on behalf of the Fund detracted from returns, relative to the benchmark. As the benchmark generated positive returns in excess of borrowing rates over both periods, the utilization of leverage contributed positively to the Fund’s absolute returns.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were strong yet volatile over the six-month period ended September 30, 2020. Central banks and governments enacted an unprecedented amount of monetary and fiscal stimulus to combat market illiquidity and cushion the negative economic impact of COVID-19, which set the stage for a rebound in risk assets. Government bonds advanced modestly. Emerging- and developed-market high-yield corporate bonds led gains, followed by developed- and emerging-market investment-grade corporates, as investors searched for higher yields in a period of falling interest rates. Emerging-market local bonds also

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 3

rebounded, and securitized assets provided positive yet muted results. The US dollar fell against all major developed-market currencies and most emerging-market currencies. Brent crude oil prices nearly doubled as economies started to open up and rebound, and as the growth outlook improved.

The Fund’s Investment Management Team (the “Team”) seeks to generate high current income and, secondarily, capital appreciation. The Fund is a globally diversified portfolio that takes full advantage of the Team’s best research ideas by pursuing high-income opportunities across all fixed-income sectors. The Fund invests primarily (and without limit) in corporate debt securities from US and non-US issuers, as well as government bonds from both developing and developed countries, including the US. Under normal market conditions, the Fund invests substantially in lower rated bonds, but may also invest in investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 5-7 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 112-116.

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DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds.” Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 120-121.

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The Bloomberg Barclays Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg Barclays US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 5

DISCLOSURES AND RISKS (continued)

principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 7

PORTFOLIO SUMMARY

September 30, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,047.9

1

All data are as of September 30, 2020. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.5% or less in the following: Governments–Sovereign Bonds, Inflation-Linked Securities, Investment Companies, Local Governments–US Municipal Bonds, Options Purchased–Puts, Preferred Stocks, Rights, Warrants and Whole Loan Trusts.

2

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Costa Rica, Denmark, Ecuador, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Honduras, Hong Kong, Indonesia, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Mongolia, Morocco, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

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PORTFOLIO OF INVESTMENTS

September 30, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 36.5%
Industrial – 30.2%
Basic – 3.0%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$146,287
Alcoa Nederland Holding BV 6.125%, 05/15/2028(a)		289	304,333
Arconic Corp. 6.125%, 02/15/2028(a)		334	343,714
Ashland LLC 4.75%, 08/15/2022		48	50,527
Axalta Coating Systems LLC 4.875%, 08/15/2024(a)		516	526,215
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	357,875
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		1,403	1,419,223
CF Industries, Inc. 4.95%, 06/01/2043		620	721,477
5.375%, 03/15/2044		747	899,324
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		107	108,892
9.875%, 10/17/2025(a)		1,169	1,304,680
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	779,496
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	975,167
ERP Iron Ore, LLC 9.039%, 12/31/2019(b)(c)(d)(e)(f)		240	204,246
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		1,028	1,093,573
5.125%, 03/15/2023(a)		69	71,820
Freeport-McMoRan, Inc. 5.45%, 03/15/2043		1,394	1,546,444
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	309,067
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		1,290	1,305,981
Hecla Mining Co. 7.25%, 02/15/2028		1,328	1,437,853
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	915,369

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	913	$926,776
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		687	722,996
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		277	285,423
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	846	999,742
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b)(c)(d)(e)(g)	U.S.$	2,857	– 0	–
Nouryon Holding BV 6.50%, 10/01/2026(a)	EUR	1,010	1,222,660
8.00%, 10/01/2026(a)	U.S.$	171	181,518
Novelis Corp. 5.875%, 09/30/2026(a)		1,523	1,562,738
OCI NV 5.00%, 04/15/2023(a)	EUR	1,300	1,562,290
6.625%, 04/15/2023(a)	U.S.$	1,061	1,096,301
Olin Corp. 5.625%, 08/01/2029		1,187	1,166,086
Peabody Energy Corp. 6.00%, 03/31/2022(a)		438	284,906
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		717	725,948
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	288,357
SPCM SA 4.875%, 09/15/2025(a)		975	1,005,956
United States Steel Corp. 12.00%, 06/01/2025(a)		1,376	1,465,133
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,740,571
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)		413	426,010
5.625%, 10/01/2024(a)		386	410,147

			30,895,121

Capital Goods – 2.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(f)	EUR	939	1,072,373
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a)(f)	U.S.$	1,039	1,033,797

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bombardier, Inc. 5.75%, 03/15/2022(a)	U.S.$	932	$902,620
7.50%, 12/01/2024-03/15/2025(a)		2,404	1,807,693
7.875%, 04/15/2027(a)		386	285,942
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	26,169
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	615,450
Colfax Corp. 6.00%, 02/15/2024(a)		194	201,588
6.375%, 02/15/2026(a)		207	219,777
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		348	359,952
EnerSys 4.375%, 12/15/2027(a)		935	961,076
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	793,772
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,205	1,242,102
GFL Environmental, Inc. 7.00%, 06/01/2026(a)		651	686,042
8.50%, 05/01/2027(a)		465	506,150
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	522,210
Griffon Corp. 5.75%, 03/01/2028		1,848	1,931,679
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	128,792
Liberty Tire Recycling LLC 9.50%, 01/15/2023(b)(e)(g)		673	673,320
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		1,050	1,053,691
7.25%, 04/15/2025(a)		264	248,724
Moog, Inc. 4.25%, 12/15/2027(a)		373	381,402
Rebecca Bidco GmbH 5.75%, 07/15/2025(a)	EUR	384	451,544
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)	U.S.$	700	649,817
5.375%, 05/01/2026(a)		402	405,684
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		141	150,846
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		367	381,967

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Terex Corp. 5.625%, 02/01/2025(a)	U.S.$	262	$262,165
TransDigm, Inc. 6.25%, 03/15/2026(a)		556	580,585
6.50%, 07/15/2024		1,529	1,525,048
8.00%, 12/15/2025(a)		820	891,565
Triumph Group, Inc. 6.25%, 09/15/2024(a)		392	334,291
7.75%, 08/15/2025		812	519,982
8.875%, 06/01/2024(a)		716	762,422
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	116,073
5.50%, 08/15/2026(a)	U.S.$	227	234,331
8.50%, 08/15/2027(a)		382	408,891
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		465	489,654
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		1,006	1,045,521
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		720	783,809
7.25%, 06/15/2028(a)		532	582,724

			26,231,240

Communications - Media – 3.3%
Altice Financing SA 7.50%, 05/15/2026(a)		1,782	1,885,615
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	240,059
5.375%, 03/01/2025(a)	U.S.$	420	424,203
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/2028(a)		65	68,217
5.125%, 05/01/2027(a)		551	579,735
5.375%, 05/01/2025(a)		74	76,235
5.75%, 02/15/2026(a)		371	385,721
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		908	870,744
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,502	1,592,180
5.50%, 05/15/2026(a)		200	208,021
7.50%, 04/01/2028(a)		941	1,035,962
DISH DBS Corp. 5.00%, 03/15/2023		178	180,976
5.875%, 11/15/2024		2,291	2,349,197
6.75%, 06/01/2021		333	341,310
Gray Television, Inc. 5.125%, 10/15/2024(a)		987	1,009,133

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

iHeartCommunications, Inc. 4.75%, 01/15/2028(a)	U.S.$	60	$56,654
5.25%, 08/15/2027(a)		285	278,751
6.375%, 05/01/2026		111	116,101
8.375%, 05/01/2027		202	199,342
Lamar Media Corp. 4.875%, 01/15/2029(a)		147	153,169
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,489	2,541,513
Liberty Interactive LLC 3.75%, 02/15/2030(h)		875	647,201
Meredith Corp. 6.875%, 02/01/2026		2,472	2,061,515
National CineMedia LLC 5.875%, 04/15/2028(a)		623	521,520
Netflix, Inc. 4.375%, 11/15/2026		1,502	1,637,156
4.875%, 04/15/2028		1,171	1,315,393
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		580	559,241
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		639	619,852
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		810	753,351
Sirius XM Radio, Inc. 5.50%, 07/01/2029(a)		25	26,821
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,610,443
TEGNA, Inc. 4.75%, 03/15/2026(a)	U.S.$	346	352,976
5.00%, 09/15/2029(a)		830	818,745
5.50%, 09/15/2024(a)		162	165,059
Univision Communications, Inc. 5.125%, 02/15/2025(a)		254	239,644
6.625%, 06/01/2027(a)		1,593	1,562,659
9.50%, 05/01/2025(a)		309	331,985
UPC Holding BV 5.50%, 01/15/2028(a)		2,223	2,304,530
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	1,019,163
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	302,457
6.00%, 01/15/2027(a)		815	846,293
Ziggo BV 5.50%, 01/15/2027(a)		1,644	1,710,391

			33,999,233

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 2.0%
Altice France SA/France 7.375%, 05/01/2026(a)	U.S.$	1,421	$1,488,566
8.125%, 02/01/2027(a)		465	506,777
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		1,501	1,551,897
7.50%, 10/15/2026(a)		395	413,940
CenturyLink, Inc. Series T 5.80%, 03/15/2022		78	80,478
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		1,321	1,327,446
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		694	708,609
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	598,326
9.375%, 06/17/2023(a)	U.S.$	895	922,348
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		730	789,720
7.625%, 06/15/2021		1,383	1,435,876
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(d)(i)		1,675	1,050,168
Intrado Corp. 8.50%, 10/15/2025(a)		748	651,044
Level 3 Financing, Inc. 5.25%, 03/15/2026		164	169,767
5.375%, 01/15/2024		837	843,417
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027(a)		596	625,431
Sprint Capital Corp. 8.75%, 03/15/2032		83	121,542
Sprint Corp. 7.625%, 03/01/2026		184	222,345
7.875%, 09/15/2023		536	615,700
T-Mobile USA, Inc. 4.75%, 02/01/2028		39	41,715
6.00%, 03/01/2023		743	744,822
Telecom Italia Capital SA 7.20%, 07/18/2036		483	608,047
7.721%, 06/04/2038		1,784	2,370,491
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	538,882
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		499	491,170
6.125%, 03/01/2028(a)		2,125	2,192,917

			21,111,441

14 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 2.1%
Adient US LLC 9.00%, 04/15/2025(a)	U.S.$	989	$1,095,294
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		489	528,779
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		974	963,650
6.875%, 07/01/2028		1,414	1,371,782
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		210	220,216
8.50%, 05/15/2027(a)		1,939	2,006,242
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	111,293
Dana, Inc. 5.375%, 11/15/2027		109	111,786
5.625%, 06/15/2028		182	188,164
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		688	704,360
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b)(d)(e)(g)(i)		3,583	179,160
(First Lien) 11.00%, 10/31/2024(b)(d)(e)(g)(i)		1,207	– 0	–
Ford Motor Co. 8.50%, 04/21/2023		2,591	2,824,531
9.00%, 04/22/2025		720	825,095
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)(d)(i)	EUR	1,083	1,199,654
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(f)		284	333,933
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a)(f)		338	396,748
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	305	310,163
6.25%, 06/01/2025(a)		409	427,576
Navistar International Corp. 6.625%, 11/01/2025(a)		718	732,827
9.50%, 05/01/2025(a)		309	347,735
PM General Purchaser LLC 9.50%, 10/01/2028(a)		573	594,261
Tenneco, Inc. 4.875%, 04/15/2022(a)	EUR	541	606,876
5.00%, 07/15/2024(a)		300	325,698
5.00%, 07/15/2026	U.S.$	2,174	1,548,488

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tesla, Inc. 5.30%, 08/15/2025(a)	U.S.$	599	$622,010
Titan International, Inc. 6.50%, 11/30/2023		862	647,207
Truck Hero, Inc. 8.50%, 04/21/2024(a)		792	839,509
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		1,421	1,455,724

			21,518,761

Consumer Cyclical - Entertainment – 1.5%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		180	40,644
5.875%, 11/15/2026		1,540	331,945
Carnival Corp. 9.875%, 08/01/2027(a)		661	700,389
11.50%, 04/01/2023(a)		1,841	2,062,053
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		2,191	2,246,466
Mattel, Inc. 5.875%, 12/15/2027(a)		802	862,069
6.75%, 12/31/2025(a)		114	120,250
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		1,315	1,464,581
11.50%, 06/01/2025(a)		2,370	2,749,200
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		991	1,046,468
9.50%, 08/01/2025(a)		855	888,311
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		1,409	1,427,625
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	446,107
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		302	320,440
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,061	940,857

			15,647,405

Consumer Cyclical - Other – 2.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	806,229
Beazer Homes USA, Inc. 5.875%, 10/15/2027		419	424,556
6.75%, 03/15/2025		1,228	1,267,705
Boyd Gaming Corp. 4.75%, 12/01/2027		390	382,263
8.625%, 06/01/2025(a)		539	590,867

16 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)	U.S.$	1,097	$1,026,376
6.25%, 09/15/2027(a)		995	1,004,212
Caesars Entertainment Corp. 5.00%, 10/01/2024(h)		121	236,588
Colt Merger Sub, Inc. 6.25%, 07/01/2025(a)		1,201	1,254,965
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	1,966,211
Forestar Group, Inc. 5.00%, 03/01/2028(a)		411	414,197
8.00%, 04/15/2024(a)		590	625,197
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		284	300,062
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		17	17,521
5.375%, 05/01/2025(a)		229	238,885
5.75%, 05/01/2028(a)		246	259,255
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	307,362
International Game Technology PLC 5.25%, 01/15/2029(a)		1,499	1,517,267
6.25%, 02/15/2022(a)		562	573,793
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		352	327,735
KB Home 7.00%, 12/15/2021		536	562,221
7.50%, 09/15/2022		494	542,267
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		773	796,946
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		1,250	1,276,603
Mattamy Group Corp. 4.625%, 03/01/2030(a)		1,244	1,257,160
5.25%, 12/15/2027(a)		471	485,090
MGM Resorts International 5.75%, 06/15/2025		30	31,442
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		426	428,224
7.00%, 05/15/2028(a)		172	172,526
7.25%, 11/15/2029(a)		172	174,551
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		1,460	1,456,943
6.125%, 04/01/2025(a)		794	819,013

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)	U.S.$	941	$996,257
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,739,668
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		510	555,294
5.875%, 06/15/2027(a)		628	694,089
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	918,750
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(a)		657	655,077
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		839	800,365
6.625%, 07/31/2026(a)		637	671,948
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(a)		25	25,415
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		45	41,838
5.50%, 03/01/2025(a)		736	695,549
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	266,328

			29,604,810

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		520	532,334
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		1,356	1,131,002
IRB Holding Corp. 6.75%, 02/15/2026(a)		453	453,326
7.00%, 06/15/2025(a)		601	641,428
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		465	515,563

			3,273,653

Consumer Cyclical - Retailers – 1.6%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		142	149,504
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,279,525

18 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FirstCash, Inc. 4.625%, 09/01/2028(a)	U.S.$	262	$266,708
L Brands, Inc. 5.25%, 02/01/2028		116	112,227
5.625%, 10/15/2023		419	437,482
6.625%, 10/01/2030(a)		607	619,467
6.75%, 07/01/2036		322	316,038
6.875%, 07/01/2025(a)		158	170,439
6.875%, 11/01/2035		743	732,399
7.50%, 06/15/2029		107	112,292
7.60%, 07/15/2037		1,000	921,502
9.375%, 07/01/2025(a)		272	312,148
Levi Strauss & Co. 5.00%, 05/01/2025		1,150	1,179,287
Murphy Oil USA, Inc. 5.625%, 05/01/2027		69	73,299
Penske Automotive Group, Inc. 3.50%, 09/01/2025		795	792,311
5.50%, 05/15/2026		165	170,129
5.75%, 10/01/2022		89	89,000
PetSmart, Inc. 7.125%, 03/15/2023(a)		2,360	2,382,217
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,462	1,444,002
Sonic Automotive, Inc. 6.125%, 03/15/2027		817	847,754
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,515	1,542,428
Staples, Inc. 7.50%, 04/15/2026(a)		842	777,920
10.75%, 04/15/2027(a)		1,431	1,142,939
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		639	642,794
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	460,943

			16,974,754

Consumer Non-Cyclical – 3.1%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		881	906,753
AdaptHealth LLC 6.125%, 08/01/2028(a)		288	298,233
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	629,071
4.875%, 02/15/2030(a)		424	443,374
5.75%, 03/15/2025		561	579,790

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)	U.S.$	767	$842,761
Bausch Health Cos., Inc. 5.50%, 03/01/2023(a)		296	295,448
6.125%, 04/15/2025(a)		507	518,964
7.25%, 05/30/2029(a)		254	273,678
9.00%, 12/15/2025(a)		336	366,152
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(a)		416	425,294
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		72	76,041
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		1,368	1,336,901
8.125%, 06/30/2024(a)		635	462,731
Coty, Inc. 4.00%, 04/15/2023(a)	EUR	136	134,435
6.50%, 04/15/2026(a)	U.S.$	953	748,310
DaVita, Inc. 3.75%, 02/15/2031(a)		1,000	963,440
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		135	135,021
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(a)		920	679,740
9.50%, 07/31/2027(a)		812	844,480
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		1,208	579,015
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	491,199
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(a)		461	459,088
HCA, Inc. 5.875%, 02/15/2026		110	123,185
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	782	923,732
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(a)	U.S.$	704	713,926
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(a)		407	424,273
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)		125	26,547
5.625%, 10/15/2023(a)		311	74,619
MEDNAX, Inc. 5.25%, 12/01/2023(a)		221	223,602
6.25%, 01/15/2027(a)		345	358,054

20 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 7.125%, 06/01/2024(a)	U.S.$	1,118	$1,147,452
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		297	310,878
Post Holdings, Inc. 4.625%, 04/15/2030(a)		821	844,465
5.00%, 08/15/2026(a)		410	420,389
5.625%, 01/15/2028(a)		798	842,732
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,662,981
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		2,775	2,953,663
Spectrum Brands, Inc. 4.00%, 10/01/2026(a)	EUR	530	633,236
6.125%, 12/15/2024	U.S.$	361	371,229
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	823	984,636
Synlab Unsecured Bondco PLC 8.25%, 07/01/2023(a)		700	841,568
Tenet Healthcare Corp. 6.125%, 10/01/2028(a)	U.S.$	505	491,109
6.75%, 06/15/2023		1,903	2,002,290
7.00%, 08/01/2025		119	122,458
8.125%, 04/01/2022		682	758,214
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	841,974
Vizient, Inc. 6.25%, 05/15/2027(a)		222	233,091
West Street Merger Sub, Inc. 6.375%, 09/01/2025(a)		1,660	1,694,677

			32,514,899

Energy – 3.3%
Antero Resources Corp. 5.125%, 12/01/2022		484	400,707
Apache Corp. 4.625%, 11/15/2025		93	88,632
4.875%, 11/15/2027		171	161,699
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		140	108,809
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	251,484
Callon Petroleum, Co. 6.25%, 04/15/2023		296	95,916
8.25%, 07/15/2025		301	82,024

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2021(h)(j)	U.S.$	2,948	$442,232
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	618,114
5.25%, 10/01/2025		730	746,513
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	455,288
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		677	672,573
7.00%, 06/15/2025(a)		1,781	1,738,650
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		1,015	959,867
9.75%, 08/15/2026		352	360,785
Diamond Offshore Drilling, Inc. 7.875%, 08/15/2025(d)(i)		2,725	228,683
EnLink Midstream Partners LP 4.40%, 04/01/2024		67	60,300
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(d)(i)		1,552	81
7.75%, 05/15/2026(a)(d)(i)		631	138,031
8.00%, 02/15/2025(a)(d)(i)		228	948
9.375%, 05/01/2024(a)(d)(i)		887	11,395
EQT Corp. 3.90%, 10/01/2027		1,215	1,117,916
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	351,067
6.25%, 05/15/2026		222	185,015
6.50%, 10/01/2025		820	703,384
7.75%, 02/01/2028		106	92,045
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(a)		439	443,448
7.00%, 08/01/2027		485	496,133
Gulfport Energy Corp. 6.00%, 10/15/2024		481	298,012
6.375%, 05/15/2025-01/15/2026		3,205	1,955,196
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		1,587	1,614,606
HighPoint Operating Corp. 7.00%, 10/15/2022		227	55,315
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(a)		1,041	947,724
Indigo Natural Resources LLC 6.875%, 02/15/2026(a)		547	532,034
Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)		679	633,453

22 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nabors Industries Ltd. 7.25%, 01/15/2026(a)	U.S.$	478	$238,722
7.50%, 01/15/2028(a)		476	230,228
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		1,305	1,364,038
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,455	970,138
Occidental Petroleum Corp. 2.70%, 02/15/2023		665	608,778
2.90%, 08/15/2024		449	381,042
3.40%, 04/15/2026		109	87,172
3.50%, 06/15/2025		599	500,257
5.875%, 09/01/2025		245	225,116
8.00%, 07/15/2025		387	389,057
8.50%, 07/15/2027		184	185,329
8.875%, 07/15/2030		184	188,672
Parkland Corp./Canada 6.00%, 04/01/2026(a)		1,147	1,203,044
PDC Energy, Inc. 5.75%, 05/15/2026		633	585,797
6.125%, 09/15/2024		1,185	1,143,364
QEP Resources, Inc. 5.25%, 05/01/2023		818	594,160
Range Resources Corp. 5.00%, 03/15/2023		139	132,066
SandRidge Energy, Inc. 7.50%, 02/15/2023(b)(d)(e)		865	– 0	–
8.125%, 10/15/2022(b)(d)(e)		2,076	– 0	–
SM Energy Co. 5.00%, 01/15/2024		525	287,696
5.625%, 06/01/2025		546	253,715
Southwestern Energy Co. 8.375%, 09/15/2028		429	420,800
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		779	780,169
5.875%, 03/15/2028		964	990,347
6.00%, 04/15/2027		35	36,191
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125%, 02/01/2025		157	157,079
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		790	727,081
Transocean, Inc. 7.25%, 11/01/2025(a)		359	100,300
7.50%, 01/15/2026(a)		762	167,432
11.50%, 01/30/2027(a)		445	181,904

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vantage Drilling International 7.125%, 04/01/2023(b)(d)(e)	U.S.$	1,283	$	– 0	–
7.50%, 11/01/2019(b)(c)(d)(e)		2,176		– 0	–
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		2,755		1,870,103
Western Midstream Operating LP 3.95%, 06/01/2025		264		248,951
4.00%, 07/01/2022		277		278,714
4.10%, 02/01/2025		569		541,500
4.50%, 03/01/2028		637		605,212
4.75%, 08/15/2028		453		436,230
5.05%, 02/01/2030		603		586,806
5.45%, 04/01/2044		193		165,927

				34,911,216

Other Industrial – 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		903		915,672
Avient Corp. 5.75%, 05/15/2025(a)		400		423,658
H&E Equipment Services, Inc. 5.625%, 09/01/2025		437		455,440
IAA, Inc. 5.50%, 06/15/2027(a)		315		327,488
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		483		481,830
Laureate Education, Inc. 8.25%, 05/01/2025(a)		839		891,639

				3,495,727

Services – 2.1%
ADT Security Corp. (The) 4.125%, 06/15/2023		83		86,778
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		312		331,748
9.75%, 07/15/2027(a)		2,083		2,265,457
ANGI Group LLC 3.875%, 08/15/2028(a)		2,430		2,412,035
Aptim Corp. 7.75%, 06/15/2025(a)		944		487,080
APX Group, Inc. 6.75%, 02/15/2027(a)		265		274,672
7.875%, 12/01/2022		911		913,250
Aramark Services, Inc. 5.00%, 02/01/2028(a)		654		658,654
6.375%, 05/01/2025(a)		569		591,864

24 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carlson Travel, Inc. 6.75%, 12/15/2025(a)	U.S.$	782	$602,592
8.50%, 03/31/2025(j)		138	139,454
Carriage Services, Inc. 6.625%, 06/01/2026(a)		698	735,306
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	478	467,037
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	1,474	1,581,977
Gartner, Inc. 4.50%, 07/01/2028(a)		512	537,811
Korn Ferry 4.625%, 12/15/2027(a)		586	591,860
Monitronics International, Inc. 0.00%, 04/01/2020(b)(c)(d)(e)		958	– 0	–
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)		549	549,692
5.625%, 10/01/2028(a)		106	109,116
5.875%, 10/01/2030(a)		85	88,366
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		25	26,115
6.25%, 01/15/2028(a)		1,595	1,626,809
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026(a)		273	292,303
8.25%, 11/15/2026(a)		1,150	1,259,395
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		366	377,098
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		300	292,381
7.375%, 09/01/2025(a)		820	827,220
9.25%, 04/15/2025(a)		378	415,908
Service Corp. International/US 3.375%, 08/15/2030		1,114	1,115,531
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	440,593
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		1,775	1,930,368

			22,028,470

Technology – 1.6%
Avaya, Inc. 6.125%, 09/15/2028(a)		1,455	1,480,659
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		2,181	2,304,360
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	1,076,642

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025	U.S.$	681	$702,391
CommScope, Inc. 5.50%, 03/01/2024(a)		570	584,645
6.00%, 03/01/2026(a)		500	521,169
8.25%, 03/01/2027(a)		471	489,695
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		187	194,377
Logan Merger Sub, Inc. 5.50%, 09/01/2027(a)		551	557,576
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		612	634,726
NCR Corp. 5.75%, 09/01/2027(a)		295	308,210
6.125%, 09/01/2029(a)		227	240,469
8.125%, 04/15/2025(a)		352	389,173
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	99,203
8.25%, 02/01/2028(a)		154	161,261
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	106,819
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	1,094,630
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		1,941	2,028,787
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023-09/01/2025(a)		2,977	3,040,329
10.50%, 02/01/2024(a)(k)		662	622,780

			16,637,901

Transportation - Airlines – 0.2%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,692	1,791,979

Transportation - Services – 0.5%
Algeco Global Finance PLC 8.00%, 02/15/2023(a)		1,821	1,820,048
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		270	243,131
10.50%, 05/15/2025(a)		667	755,724
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		881	910,409
United Rentals North America, Inc. 5.50%, 05/15/2027		418	444,751
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		498	508,815

26 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.75%, 08/15/2024(a)	U.S.$	962	$1,018,268

			5,701,146

			316,337,756

Financial Institutions – 5.7%
Banking – 2.4%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,253	1,173,514
7.00%, 01/15/2026(a)		1,311	1,304,576
Allied Irish Banks PLC Series E 7.375%, 12/03/2020(a)(l)	EUR	871	1,025,103
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022-09/24/2023(a)(l)		1,800	2,078,410
Series 9 6.50%, 03/05/2025(l)	U.S.$	1,200	1,194,406
Banco Santander SA 6.75%, 04/25/2022(a)(l)	EUR	2,000	2,444,558
Citizens Financial Group, Inc. Series B 6.00%, 07/06/2023(l)	U.S.$	970	931,476
Credit Suisse Group AG 6.25%, 12/18/2024(a)(l)		1,404	1,506,422
6.375%, 08/21/2026(a)(l)		1,290	1,377,842
7.50%, 07/17/2023(a)(l)		1,820	1,914,832
Discover Financial Services Series D 6.125%, 06/23/2025(l)		3,470	3,665,443
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		331	348,727
5.71%, 01/15/2026(a)		1,232	1,348,585
Societe Generale SA 8.00%, 09/29/2025(a)(l)		2,608	2,914,991
UniCredit SpA 9.25%, 06/03/2022(a)(l)	EUR	1,554	1,975,001

			25,203,886

Brokerage – 0.5%
Lehman Brothers Holdings, Inc. 6.88%, 05/02/2018(c)(d)	U.S.$	1,690	20,787
LPL Holdings, Inc. 5.75%, 09/15/2025(a)		1,542	1,593,837
NFP Corp. 6.875%, 08/15/2028(a)		2,964	2,999,874
7.00%, 05/15/2025(a)		502	535,382

			5,149,880

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.9%
CNG Holdings, Inc. 12.50%, 06/15/2024(a)	U.S.$	861	$757,461
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		2,426	2,031,967
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,273	1,202,321
goeasy Ltd. 5.375%, 12/01/2024(a)		869	883,959
ILFC E-Capital Trust II 3.23% (H15T 30 Year + 1.80%), 12/21/2065(a)(m)		2,000	1,055,909
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(a)		718	733,622
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	439,640
Navient Corp. 6.50%, 06/15/2022	U.S.$	358	365,279
SLM Corp. 5.125%, 04/05/2022		605	620,423
Springleaf Finance Corp. 6.875%, 03/15/2025		735	816,145
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		890	806,523

			9,713,249

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,458,788
10.125%, 08/01/2026(a)		1,086	1,204,014
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		1,943	2,037,138
Ardonagh Midco 2 PLC 11.50%, 01/15/2027(a)		1,504	1,521,780
Genworth Holdings, Inc. 7.625%, 09/24/2021		958	956,974
HUB International Ltd. 7.00%, 05/01/2026(a)		292	302,440

			7,481,134

Other Finance – 0.4%
Intrum AB 2.75%, 07/15/2022(a)	EUR	60	69,692
3.00%, 09/15/2027(a)		360	367,140
3.125%, 07/15/2024(a)		489	539,566
3.50%, 07/15/2026(a)		705	750,982
4.875%, 08/15/2025		683	785,401

28 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)	U.S.$	2,094	$2,136,362

			4,649,143

REITS – 0.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		950	754,075
Diversified Healthcare Trust 6.75%, 12/15/2021		1,350	1,375,088
9.75%, 06/15/2025		953	1,059,756
GEO Group, Inc. (The) 6.00%, 04/15/2026		144	102,960
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		255	260,266
5.25%, 03/15/2028(a)		1,576	1,640,525
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027		991	1,065,950
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		1,794	1,859,000

			8,117,620

			60,314,912

Utility – 0.6%
Electric – 0.6%
Calpine Corp. 4.625%, 02/01/2029(a)		238	238,005
5.125%, 03/15/2028(a)		1,228	1,270,367
NRG Energy, Inc. 6.625%, 01/15/2027		25	26,444
7.25%, 05/15/2026		1,754	1,865,610
Talen Energy Supply LLC 6.50%, 06/01/2025		1,741	1,141,546
7.25%, 05/15/2027(a)		339	337,179
10.50%, 01/15/2026(a)		802	608,435
Texas Competitive/TCEH 11.50%, 10/01/2020(b)(d)(e)		626	– 0	–
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		625	659,667

			6,147,253

Total Corporates – Non-Investment Grade (cost $397,239,940)			382,799,921

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADE – 15.8%
Financial Institutions – 8.5%
Banking – 5.4%
ABN AMRO Bank NV Series E 6.25%, 04/27/2022(a)	U.S.$	292	$314,336
Ally Financial, Inc. 8.00%, 11/01/2031		1,456	1,980,534
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		847	937,925
Banco Santander SA 2.746%, 05/28/2025		200	210,013
5.179%, 11/19/2025		800	906,052
Bank of America Corp. Series DD 6.30%, 03/10/2026(l)		3,043	3,438,836
Series Z 6.50%, 10/23/2024(l)		57	63,274
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(l)		200	212,211
Barclays Bank PLC 6.86%, 06/15/2032(a)(l)		166	210,709
Barclays PLC 7.125%, 06/15/2025(l)	GBP	404	543,767
7.25%, 03/15/2023(a)(l)		219	288,215
7.875%, 03/15/2022(a)(l)	U.S.$	243	250,326
8.00%, 12/15/2020(l)	EUR	343	405,669
BNP Paribas SA 6.75%, 03/14/2022(a)(l)	U.S.$	418	432,728
7.625%, 03/30/2021(a)(l)		93	94,625
BPCE SA 5.70%, 10/22/2023(a)		208	232,814
CIT Group, Inc. 3.929%, 06/19/2024		364	366,964
Citigroup, Inc. 3.106%, 04/08/2026		909	981,952
4.45%, 09/29/2027		399	462,810
5.95%, 01/30/2023(l)		2,689	2,758,959
Series U 5.00%, 09/12/2024(l)		105	104,766
Series V 4.70%, 01/30/2025(l)		868	840,071

30 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Comerica, Inc. 5.625%, 07/01/2025(l)	U.S.$	2,340	$2,474,471
Credit Agricole SA 8.125%, 12/23/2025(a)(l)		1,909	2,234,564
Danske Bank A/S Series E 5.875%, 04/06/2022(a)(l)	EUR	1,096	1,323,290
DNB Bank ASA 6.50%, 03/26/2022(a)(l)	U.S.$	1,555	1,613,667
Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)		235	236,732
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025		953	1,050,862
Series O 5.30%, 11/10/2026(l)		157	166,152
Series P 5.00%, 11/10/2022(l)		1,429	1,367,851
HSBC Holdings PLC 6.00%, 09/29/2023(a)(l)	EUR	1,819	2,247,306
Series E 4.75%, 07/04/2029(a)(l)		1,595	1,841,161
ING Groep NV 6.50%, 04/16/2025(l)	U.S.$	520	551,429
6.875%, 04/16/2022(a)(l)		250	260,769
JPMorgan Chase & Co. Series V 3.545% (LIBOR 3 Month + 3.32%), 01/01/2021(l)(m)		210	195,268
Lloyds Banking Group PLC 6.413%, 10/01/2035(a)(l)		235	271,332
6.657%, 05/21/2037(a)(l)		98	116,044
7.625%, 06/27/2023(a)(l)	GBP	1,760	2,357,636
Nationwide Building Society 4.302%, 03/08/2029(a)	U.S.$	1,500	1,700,895
Natwest Group PLC 8.625%, 08/15/2021(l)		3,518	3,626,160
Series U 2.54% (LIBOR 3 Month + 2.32%), 09/30/2027(l)(m)		1,100	1,048,727
Nordea Bank Abp 6.625%, 03/26/2026(a)(l)		3,065	3,450,677
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,077,112
Santander Holdings USA, Inc. 3.244%, 10/05/2026		455	486,037
4.40%, 07/13/2027		739	810,880

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Standard Chartered PLC 7.50%, 04/02/2022(a)(l)	U.S.$	1,269	$1,309,665
7.75%, 04/02/2023(a)(l)		440	469,105
Swedbank AB Series NC5 5.625%, 09/17/2024(a)(l)		1,000	1,049,187
Truist Financial Corp. Series P 4.95%, 09/01/2025(l)		2,201	2,319,336
Series Q 5.10%, 03/01/2030(l)		855	919,625
UBS Group AG 7.00%, 02/19/2025(a)(l)		2,492	2,772,083

			56,385,579

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		1,317	1,424,435

Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		192	184,725
3.30%, 01/23/2023		192	192,007
3.65%, 07/21/2027		546	499,657
3.875%, 01/23/2028		354	328,252
4.125%, 07/03/2023		192	195,614
4.50%, 09/15/2023		492	506,725
6.50%, 07/15/2025		297	320,374
Aircastle Ltd. 4.40%, 09/25/2023		55	54,423
5.25%, 08/11/2025(a)		1,989	1,946,585
Synchrony Financial 2.85%, 07/25/2022		603	620,462
4.25%, 08/15/2024		183	198,837
4.375%, 03/19/2024		374	405,262
4.50%, 07/23/2025		433	478,171

			5,931,094

Insurance – 2.0%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,120,743
American International Group, Inc. 6.82%, 11/15/2037		1,425	2,006,598
Aon Corp. 8.205%, 01/01/2027		690	888,794

32 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)	EUR	1,500	$2,066,181
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		1,400	2,004,535
Centene Corp. 4.75%, 01/15/2025	U.S.$	491	504,348
5.375%, 08/15/2026(a)		595	631,022
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,559	3,113,285
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,830,954
Prudential Financial, Inc. 5.20%, 03/15/2044		340	358,803
5.625%, 06/15/2043		1,082	1,153,656
SCOR SE 3.00%, 06/08/2046(a)	EUR	200	260,075
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	U.S.$	1,261	1,996,294

			20,935,288

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	233,631

REITS – 0.4%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		130	141,304
5.375%, 04/15/2026		733	812,578
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		342	355,486
5.00%, 10/15/2027		344	359,229
5.25%, 08/01/2026		137	140,848
5.50%, 05/01/2024		264	267,446
Sabra Health Care LP 4.80%, 06/01/2024		710	745,125
Spirit Realty LP 4.45%, 09/15/2026		193	208,160
Trust Fibra Uno 4.869%, 01/15/2030(a)		1,228	1,236,289
6.39%, 01/15/2050(a)		395	394,013

			4,660,478

			89,570,505

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 7.2%
Basic – 1.0%
Anglo American Capital PLC 3.625%, 09/11/2024(a)	U.S.$	200	$214,867
4.75%, 04/10/2027(a)		637	733,795
5.375%, 04/01/2025(a)		584	671,930
ArcelorMittal SA 7.00%, 03/01/2041		362	445,746
7.25%, 10/15/2039		624	789,459
Arconic Corp. 6.00%, 05/15/2025(a)		774	826,496
Fresnillo PLC 5.50%, 11/13/2023(a)		306	338,991
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,622
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	330,432
Glencore Funding LLC 4.625%, 04/29/2024(a)		341	375,919
GUSAP III LP 4.25%, 01/21/2030(a)		616	640,409
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	446,976
MEGlobal Canada ULC 5.875%, 05/18/2030(a)		343	400,508
Minsur SA 6.25%, 02/07/2024(a)		891	973,230
OCP SA 5.625%, 04/25/2024(a)		524	568,213
Suzano Austria GmbH 7.00%, 03/16/2047(a)		1,004	1,178,154
Vale Overseas Ltd. 3.75%, 07/08/2030		197	202,584
WestRock MWV LLC 7.95%, 02/15/2031		1,000	1,412,825

			10,552,156

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 01/21/2021(l)		1,681	1,332,075
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	128,221
Textron Financial Corp. 2.015% (LIBOR 3 Month + 1.74%), 02/15/2042(a)(m)		575	399,773

			1,860,069

34 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	U.S.$	392	$444,747
Fox Corp. 3.05%, 04/07/2025		186	203,122
Omnicom Group, Inc. 4.20%, 06/01/2030		299	349,941
Prosus NV 4.027%, 08/03/2050(a)		331	335,965

			1,333,775

Communications - Telecommunications – 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,340	1,452,330
5.152%, 03/20/2028(a)		1,340	1,568,096

			3,020,426

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 4.875%, 10/02/2023		164	178,326
5.20%, 04/01/2045		337	362,894
6.125%, 10/01/2025		206	239,309
6.25%, 10/02/2043		116	137,221
6.75%, 04/01/2046		456	560,980
6.80%, 10/01/2027		292	355,142
General Motors Financial Co., Inc. 3.25%, 01/05/2023		90	93,071
3.50%, 11/07/2024		181	190,327
3.70%, 05/09/2023		199	208,135
3.95%, 04/13/2024		342	362,515
4.00%, 10/06/2026		30	32,250
4.15%, 06/19/2023		207	219,735
4.25%, 05/15/2023		200	212,602
4.30%, 07/13/2025		77	83,530
5.10%, 01/17/2024		117	127,834
5.20%, 03/20/2023		296	321,128
5.25%, 03/01/2026		130	146,655
5.65%, 01/17/2029		270	315,066
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		876	915,518
Lear Corp. 3.50%, 05/30/2030		366	373,323
3.80%, 09/15/2027		391	411,542
4.25%, 05/15/2029		275	297,224

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)	U.S.$	54	$54,461
2.80%, 01/13/2022(a)		48	48,551
3.45%, 03/15/2023(a)		74	76,511
3.875%, 09/21/2023(a)		258	266,795
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	1,088,189

			7,678,834

Consumer Cyclical - Other – 0.9%
James Hardie International Finance DAC 4.75%, 01/15/2025(a)		285	291,762
5.00%, 01/15/2028(a)		273	285,967
Lennar Corp. 4.75%, 11/29/2027		25	28,546
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		314	349,808
MDC Holdings, Inc. 6.00%, 01/15/2043		2,105	2,554,494
Owens Corning 7.00%, 12/01/2036		777	1,034,638
PulteGroup, Inc. 5.00%, 01/15/2027		48	54,351
5.50%, 03/01/2026		52	59,300
6.00%, 02/15/2035		500	618,104
7.875%, 06/15/2032		1,400	1,932,000
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		929	952,838
4.75%, 01/15/2028(a)		76	78,951
Toll Brothers Finance Corp. 4.875%, 03/15/2027		1,124	1,256,070

			9,496,829

Consumer Cyclical - Retailers – 0.1%
TJX Cos., Inc. (The) 3.50%, 04/15/2025		605	674,749

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 4.70%, 04/02/2027		712	817,623
CVS Health Corp. 3.625%, 04/01/2027		85	95,446
4.78%, 03/25/2038		2,140	2,598,386
HCA, Inc. 4.50%, 02/15/2027		65	72,927
5.00%, 03/15/2024		330	369,469
5.25%, 06/15/2026		165	192,193

36 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sysco Corp. 5.95%, 04/01/2030	U.S.$	106	$133,872

			4,279,916

Energy – 1.5%
Cenovus Energy, Inc. 5.375%, 07/15/2025		667	644,001
6.75%, 11/15/2039		67	67,195
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		683	786,643
Ecopetrol SA 5.875%, 05/28/2045		117	127,457
6.875%, 04/29/2030		1,035	1,237,859
Energy Transfer Operating LP 4.75%, 01/15/2026		806	858,716
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		546	580,001
Kinder Morgan, Inc. Series G 7.75%, 01/15/2032		328	456,740
7.80%, 08/01/2031		1,066	1,468,330
Marathon Petroleum Corp. 4.50%, 05/01/2023		847	914,150
4.70%, 05/01/2025		731	824,985
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	440,324
ONEOK, Inc. 2.20%, 09/15/2025		381	375,843
2.75%, 09/01/2024		1,340	1,372,926
5.85%, 01/15/2026		849	978,366
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(a)		394	392,130
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		1,117	1,150,477
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		221	227,595
4.50%, 12/15/2026		388	413,309
4.65%, 10/15/2025		1,193	1,282,987
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		359	390,455
Southern Star Central Corp. 5.125%, 07/15/2022(a)		436	436,540
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		121	124,432

			15,551,461

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)	U.S.$	1,580	$1,663,444
6.875%, 03/25/2044(a)		214	242,288

			1,905,732

Services – 0.3%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		400	440,586
7.00%, 05/01/2025(a)		1,289	1,389,495
Verisk Analytics, Inc. 5.50%, 06/15/2045		636	891,600

			2,721,681

Technology – 0.7%
Baidu, Inc. 3.075%, 04/07/2025		293	310,539
3.425%, 04/07/2030		204	224,061
Broadcom, Inc. 4.70%, 04/15/2025		759	862,220
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(a)		20	23,350
6.02%, 06/15/2026(a)		1,318	1,549,935
8.35%, 07/15/2046(a)		524	691,564
Nokia Oyj 6.625%, 05/15/2039		527	654,734
Seagate HDD Cayman 4.091%, 06/01/2029(a)		1,573	1,710,145
4.875%, 06/01/2027		545	609,138
Western Digital Corp. 4.75%, 02/15/2026		1,023	1,105,781

			7,741,467

Transportation - Airlines – 0.5%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		1,091	1,199,861
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		617	632,643
4.75%, 10/20/2028(a)		716	742,726
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,587,231

			5,162,461

Transportation - Services – 0.3%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		918	911,516
3.50%, 11/01/2027(a)		183	163,234
3.875%, 05/01/2023(a)		617	610,887

38 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 08/01/2025(a)	U.S.$	395	$378,414
4.375%, 01/30/2024(a)		297	295,359
4.875%, 10/01/2025(a)		319	313,737
5.50%, 12/15/2024(a)		831	856,168

			3,529,315

			75,508,871

Utility – 0.1%
Electric – 0.1%
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		582	629,577

Total Corporates – Investment Grade (cost $147,150,488)			165,708,953

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.2%
Risk Share Floating Rate – 8.4%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.498% (LIBOR 1 Month + 1.35%), 08/25/2028(a)(m)		206	205,554
Series 2018-3A, Class M2 2.898% (LIBOR 1 Month + 2.75%), 10/25/2028(a)(m)		915	881,239
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(m)		1,555	1,478,402
Series 2019-4A, Class M2 3.025% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(m)		475	437,704
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.498% (LIBOR 1 Month + 4.35%), 04/25/2031(a)(m)		441	424,767
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(m)		528	523,023
Series 2020-SBT1, Class 1M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a)(m)		1,062	987,320
Series 2020-SBT1, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a)(m)		182	172,802
Eagle Re Ltd. Series 2018-1, Class M2 3.175% (LIBOR 1 Month + 3.00%), 11/25/2028(a)(m)		2,764	2,682,251

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-1, Class M2 3.448% (LIBOR 1 Month + 3.30%), 04/25/2029(a)(m)	U.S.$	180	$174,012
Series 2020-1, Class M2 2.148% (LIBOR 1 Month + 2.00%), 01/25/2030(a)(m)		558	500,519
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class M2 2.448% (LIBOR 1 Month + 2.30%), 10/25/2048(a)(m)		2,257	2,209,108
Series 2020-DNA1, Class M1 0.848% (LIBOR 1 Month + 0.70%), 01/25/2050(a)(m)		45	44,460
Series 2020-HQA2, Class M2 3.248% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(m)		99	97,082
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(m)		1,417	1,294,458
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(m)		135	137,560
Series 2014-HQ1, Class M3 4.248% (LIBOR 1 Month + 4.10%), 08/25/2024(m)		819	825,331
Series 2014-HQ2, Class M3 3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(m)		3,710	3,791,686
Series 2014-HQ3, Class M3 4.898% (LIBOR 1 Month + 4.75%), 10/25/2024(m)		1,859	1,873,486
Series 2015-DN1, Class B 11.648% (LIBOR 1 Month + 11.50%), 01/25/2025(m)		2,167	2,415,993
Series 2015-DN1, Class M3 4.298% (LIBOR 1 Month + 4.15%), 01/25/2025(m)		449	450,390
Series 2015-DNA1, Class B 9.348% (LIBOR 1 Month + 9.20%), 10/25/2027(m)		593	663,356
Series 2015-DNA1, Class M3 3.448% (LIBOR 1 Month + 3.30%), 10/25/2027(m)		244	248,647

40 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA2, Class B 7.698% (LIBOR 1 Month + 7.55%), 12/25/2027(m)	U.S.$	1,450	$1,452,146
Series 2015-DNA3, Class B 9.498% (LIBOR 1 Month + 9.35%), 04/25/2028(m)		1,018	1,185,009
Series 2015-DNA3, Class M3 4.848% (LIBOR 1 Month + 4.70%), 04/25/2028(m)		509	529,366
Series 2015-HQ1, Class B 10.898% (LIBOR 1 Month + 10.75%), 03/25/2025(m)		3,830	4,169,991
Series 2015-HQ1, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2025(m)		114	114,691
Series 2015-HQA1, Class B 8.948% (LIBOR 1 Month + 8.80%), 03/25/2028(m)		1,004	987,256
Series 2016-DNA2, Class B 10.648% (LIBOR 1 Month + 10.50%), 10/25/2028(m)		855	983,119
Series 2016-DNA3, Class B 11.398% (LIBOR 1 Month + 11.25%), 12/25/2028(m)		2,759	3,164,111
Series 2016-DNA3, Class M3 5.148% (LIBOR 1 Month + 5.00%), 12/25/2028(m)		897	924,762
Series 2016-DNA4, Class B 8.748% (LIBOR 1 Month + 8.60%), 03/25/2029(m)		394	395,360
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(m)		1,659	1,717,467
Series 2016-HQA2, Class B 11.648% (LIBOR 1 Month + 11.50%), 11/25/2028(m)		422	470,770
Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(m)		954	999,453
Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(m)		976	1,013,079
Series 2017-DNA1, Class B1 5.098% (LIBOR 1 Month + 4.95%), 07/25/2029(m)		310	311,332
Series 2017-DNA2, Class B1 5.298% (LIBOR 1 Month + 5.15%), 10/25/2029(m)		978	994,156

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(m)	U.S.$	1,374	$1,413,774
Series 2017-DNA3, Class B1 4.598% (LIBOR 1 Month + 4.45%), 03/25/2030(m)		615	598,062
Series 2017-HQA1, Class M2 3.698% (LIBOR 1 Month + 3.55%), 08/25/2029(m)		1,831	1,884,004
Series 2018-HQA1, Class M2 2.448% (LIBOR 1 Month + 2.30%), 09/25/2030(m)		384	378,116
Series 2019-DNA1, Class M2 2.798% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (m)		409	404,939
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(m)		444	434,975
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.548% (LIBOR 1 Month + 4.40%), 01/25/2024(m)		1,695	1,584,377
Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(m)		84	82,943
Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(m)		2,437	2,526,856
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(m)		1,452	1,475,703
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(m)		389	392,720
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(m)		445	450,639
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(m)		1,358	1,388,993
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(m)		1,556	1,610,648
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(m)		477	490,096

42 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C01, Class 1B 11.898% (LIBOR 1 Month + 11.75%), 08/25/2028(m)	U.S.$	677	$800,165
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(m)		1,796	1,863,378
Series 2016-C01, Class 2M2 7.098% (LIBOR 1 Month + 6.95%), 08/25/2028(m)		302	321,078
Series 2016-C02, Class 1B 12.398% (LIBOR 1 Month + 12.25%), 09/25/2028(m)		448	540,298
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(m)		1,240	1,312,120
Series 2016-C03, Class 1B 11.898% (LIBOR 1 Month + 11.75%), 10/25/2028(m)		372	440,144
Series 2016-C03, Class 2B 12.898% (LIBOR 1 Month + 12.75%), 10/25/2028(m)		631	766,611
Series 2016-C03, Class 2M2 6.048% (LIBOR 1 Month + 5.90%), 10/25/2028(m)		2,274	2,401,985
Series 2016-C04, Class 1B 10.398% (LIBOR 1 Month + 10.25%), 01/25/2029(m)		1,485	1,679,734
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(m)		1,818	2,057,793
Series 2016-C06, Class 1B 9.398% (LIBOR 1 Month + 9.25%), 04/25/2029(m)		1,283	1,375,329
Series 2016-C07, Class 2B 9.648% (LIBOR 1 Month + 9.50%), 05/25/2029(m)		1,559	1,667,473
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(m)		155	160,647
Series 2017-C01, Class 1B1 5.898% (LIBOR 1 Month + 5.75%), 07/25/2029(m)		460	470,050
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(m)		956	983,102
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(m)		1,063	1,074,353

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-C03, Class 1B1 4.998% (LIBOR 1 Month + 4.85%), 10/25/2029(m)	U.S.$	312	$311,087
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(m)		166	165,046
Series 2017-C05, Class 1B1 3.748% (LIBOR 1 Month + 3.60%), 01/25/2030(m)		319	298,253
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(m)		26	25,971
Series 2018-C01, Class 1B1 3.698% (LIBOR 1 Month + 3.55%), 07/25/2030(m)		1,102	1,021,551
Series 2018-C04, Class 2M2 2.698% (LIBOR 1 Month + 2.55%), 12/25/2030(m)		365	358,280
Home Re Ltd. Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2028(a)(m)		988	906,091
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648% (LIBOR 1 Month + 5.50%), 10/25/2025(g)(m)		1,086	970,082
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.048% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(m)		2,683	2,338,925
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.698% (LIBOR 1 Month + 2.55%), 07/25/2029(a)(m)		3,150	2,977,736
Oaktown Re Ltd. Series 2017-1A, Class M2 4.148% (LIBOR 1 Month + 4.00%), 04/25/2027(a)(m)		278	278,030
Radnor Re Ltd. Series 2018-1, Class M2 2.848% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(m)		150	142,888
Series 2019-1, Class M2 3.348% (LIBOR 1 Month + 3.20%), 02/25/2029(a)(m)		1,500	1,439,808

44 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

STACR Trust Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(m)	U.S.$	1,631	$1,591,412
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(g)(m)		429	395,618

			88,183,101

Non-Agency Fixed Rate – 0.7%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		675	535,246
Series 2006-42, Class 1A6 6.00%, 01/25/2047		567	456,496
Series 2006-HY12, Class A5 3.228%, 08/25/2036		930	961,252
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		872	792,095
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		734	611,330
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.874%, 05/25/2047		145	139,293
Series 2007-4, Class 22A1 3.594%, 06/25/2047		605	581,684
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		470	254,365
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.231%, 09/25/2047		150	138,784
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.921%, 03/25/2037		98	94,186
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		737	736,088
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		260	177,330
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		341	334,319
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		163	117,625

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.521%, 10/25/2036	U.S.$	1,387	$548,158
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 3.93%, 12/28/2037		600	560,357

			7,038,608

Non-Agency Floating Rate – 0.6%
Alternative Loan Trust Series 2007-7T2, Class A3 0.748% (LIBOR 1 Month + 0.60%), 04/25/2037(m)		2,333	704,078
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.652% (4.80% – LIBOR 1 Month), 09/25/2035(m)(n)		141	5,639
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.748% (LIBOR 1 Month + 0.60%), 08/25/2037(m)		420	193,439
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.398% (LIBOR 1 Month + 0.25%), 04/25/2037(m)		273	78,417
Series 2007-FA2, Class 1A6 5.402% (5.55% – LIBOR 1 Month), 04/25/2037(m)(n)		92	19,302
Lehman XS Trust Series 2007-10H, Class 2AIO 6.843% (7.00% – LIBOR 1 Month), 07/25/2037(m)(n)		223	43,974
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.402% (6.55% – LIBOR 1 Month), 12/25/2036(m)(n)		2,925	670,309
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.328% (LIBOR 1 Month + 0.18%), 01/25/2037(m)		7,466	4,161,619

			5,876,777

46 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048	U.S.$	17,094	$3,853,486
Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(o)		8,159	1,631,702

			5,485,188

Total Collateralized Mortgage Obligations (cost $104,398,117)			106,583,674

EMERGING MARKETS – SOVEREIGNS – 10.2%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		835	659,650
8.25%, 05/09/2028(a)		400	317,250
9.125%, 11/26/2049(a)		399	309,848
9.375%, 05/08/2048(a)		222	172,744
9.50%, 11/12/2025(a)		2,756	2,395,998

			3,855,490

Argentina – 1.0%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		25,911	10,017,387
1.00%, 07/09/2029		1,218	552,320

			10,569,707

Bahrain – 0.5%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,146	1,094,430
5.625%, 09/30/2031(a)		1,193	1,163,175
6.75%, 09/20/2029(a)		528	564,960
7.00%, 10/12/2028(a)		1,253	1,367,728
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		1,547	1,657,224

			5,847,517

Brazil – 0.6%
Brazilian Government International Bond 3.875%, 06/12/2030		2,191	2,191,000
4.625%, 01/13/2028		3,530	3,821,225

			6,012,225

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)	U.S.$	3,310	$3,105,194

Dominican Republic – 1.0%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		149	158,312
5.95%, 01/25/2027(a)		1,553	1,666,078
6.40%, 06/05/2049(a)		605	606,702
7.45%, 04/30/2044(a)		1,283	1,440,568
8.625%, 04/20/2027(a)		5,719	6,669,784

			10,541,444

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		371	172,525
0.50%, 07/31/2030-07/31/2040(a)		5,017	2,920,439

			3,092,964

Egypt – 1.0%
Egypt Government International Bond 6.125%, 01/31/2022(a)		3,559	3,640,190
6.20%, 03/01/2024(a)		2,743	2,846,719
7.625%, 05/29/2032(a)		1,075	1,048,125
8.50%, 01/31/2047(a)		1,378	1,329,770
8.70%, 03/01/2049(a)		998	971,179
8.875%, 05/29/2050(a)		1,096	1,086,410

			10,922,393

El Salvador – 0.3%
El Salvador Government International Bond 5.875%, 01/30/2025(a)		146	127,567
7.125%, 01/20/2050(a)		2,402	1,872,810
7.625%, 09/21/2034(a)		762	642,938
7.65%, 06/15/2035(a)		16	13,735
7.75%, 01/24/2023(a)		339	326,923

			2,983,973

Gabon – 0.3%
Gabon Government International Bond 6.375%, 12/12/2024(a)		789	742,599
6.625%, 02/06/2031(a)		1,870	1,666,053
6.95%, 06/16/2025(a)		1,050	984,375

			3,393,027

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		2,087	1,880,909
10.75%, 10/14/2030(a)		780	945,750

			2,826,659

48 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Guatemala – 0.1%
Guatemala Government Bond 5.375%, 04/24/2032(a)	U.S.$	200	$229,750
6.125%, 06/01/2050(a)		357	426,838

			656,588

Honduras – 0.3%
Honduras Government International Bond 6.25%, 01/19/2027(a)		1,748	1,893,848
7.50%, 03/15/2024(a)		730	793,191
8.75%, 12/16/2020(a)		320	322,500

			3,009,539

Iraq – 0.1%
Iraq International Bond 5.80%, 01/15/2028(a)		248	219,811
6.752%, 03/09/2023(a)		402	382,151

			601,962

Ivory Coast – 0.5%
Ivory Coast Government International Bond 5.125%, 06/15/2025(a)	EUR	168	200,788
5.875%, 10/17/2031(a)		1,880	1,990,674
6.375%, 03/03/2028(a)	U.S.$	2,678	2,672,142
6.625%, 03/22/2048(a)	EUR	331	327,928

			5,191,532

Jamaica – 0.1%
Jamaica Government International Bond 7.625%, 07/09/2025	U.S.$	506	576,207

Jordan – 0.1%
Jordan Government International Bond 5.75%, 01/31/2027(a)		634	634,396

Kenya – 0.5%
Kenya Government International Bond 6.875%, 06/24/2024(a)		3,550	3,609,906
7.00%, 05/22/2027(a)		837	821,830
7.25%, 02/28/2028(a)		649	637,845

			5,069,581

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a)(d)(i)		427	65,117
6.85%, 03/23/2027(a)(d)(i)		454	68,100
Series G 1.00%, 11/27/2026(a)(d)(i)		1,654	248,100

			381,317

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/2022(a)	U.S.$	2,426	$2,472,246
10.875%, 04/06/2021(a)		200	208,000

			2,680,246

Nigeria – 0.5%
Nigeria Government International Bond 6.375%, 07/12/2023(a)		740	754,800
6.50%, 11/28/2027(a)		388	369,327
6.75%, 01/28/2021(a)		288	288,810
7.625%, 11/21/2025(a)		3,385	3,527,285
7.875%, 02/16/2032(a)		489	466,231

			5,406,453

Oman – 0.4%
Oman Government International Bond 4.125%, 01/17/2023(a)		4,265	4,173,036
4.75%, 06/15/2026(a)		550	502,562
6.00%, 08/01/2029(a)		210	192,938

			4,868,536

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(a)		215	213,186

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		593	583,920
6.75%, 03/13/2048(a)		1,928	1,823,767
8.75%, 05/13/2021(a)		310	318,719

			2,726,406

South Africa – 0.2%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		2,151	1,820,956

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.125%, 06/03/2025(a)		350	245,328
6.20%, 05/11/2027(a)		685	463,231

			708,559

Ukraine – 0.8%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		1,886	1,730,405
7.375%, 09/25/2032(a)		1,400	1,315,125
7.75%, 09/01/2022-09/01/2024(a)		5,067	5,156,456

			8,201,986

50 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(d)(i)	U.S.$	7,978	$618,295
9.25%, 05/07/2028(a)(d)(i)		300	23,250

			641,545

Total Emerging Markets – Sovereigns (cost $113,618,943)			106,539,588

GOVERNMENTS - TREASURIES – 7.4%
Colombia – 0.6%
Colombian TES Series B 10.00%, 07/24/2024	COP	18,165,600	5,817,834

Indonesia – 0.7%
Indonesia Treasury Bond Series FR78 8.25%, 05/15/2029	IDR	100,018,000	7,316,505

Mexico – 0.2%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	46,433	2,333,567

Russia – 0.7%
Russian Federal Bond – OFZ Series 6209 7.60%, 07/20/2022	RUB	37,074	500,996
Series 6212 7.05%, 01/19/2028		220,100	3,018,037
Series 6217 7.50%, 08/18/2021		274,943	3,634,534

			7,153,567

United States – 5.2%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)	U.S.$	2,200	2,821,156
5.00%, 05/15/2037(p)		1,900	3,080,969
5.25%, 02/15/2029(q)		3,350	4,637,656
6.125%, 11/15/2027(r)		1,000	1,398,125
U.S. Treasury Notes 2.25%, 02/15/2027(q)(r)(s)		23,373	26,093,762
2.875%, 08/15/2028(q)		13,970	16,502,063

			54,533,731

Total Governments – Treasuries (cost $70,766,397)			77,155,204

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 5.0%
Industrial – 4.6%
Basic – 0.1%
Illuminate Buyer, LLC 4.147% (LIBOR 1 Month + 4.00%), 06/30/2027(t)	U.S.$	560	$554,753

Capital Goods – 0.5%
Apex Tool Group, LLC 6.50% (LIBOR 1 Month + 5.25%), 08/01/2024(t)		2,232	2,111,253
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.75% (LIBOR 1 Month + 3.00%), 08/01/2025(t)		867	844,200
BWay Holding Company 3.523% (LIBOR 3 Month + 3.25%), 04/03/2024(t)		994	931,662
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(b)(t)		1,542	1,457,587
TransDigm Inc. 2.397% (LIBOR 1 Month + 2.25%), 12/09/2025(t)		350	330,437
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.647% (LIBOR 1 Month + 2.50%), 10/23/2025(t)		110	99,434

			5,774,573

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 3.761% (LIBOR 3 Month + 3.50%), 08/21/2026(t)		322	291,844
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.147% (LIBOR 1 Month + 3.00%), 05/01/2026(t)		397	375,848
LCPR Loan Financing LLC 5.152% (LIBOR 1 Month + 5.00%), 10/15/2026(t)		578	577,197
Nielsen Finance LLC 4.75% (LIBOR 1 Month + 3.75%), 06/04/2025(t)		449	447,977

			1,692,866

52 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.1%
Intrado Corporation 5.00% (LIBOR 1 Month + 4.00%), 10/10/2024(t)	U.S.$	1,102	$997,057

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.647% (LIBOR 1 Month + 3.50%), 04/30/2026(t)		505	491,172
Navistar, Inc. 3.66% (LIBOR 1 Month + 3.50%), 11/06/2024(t)		346	342,454

			833,626

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(t)		954	885,720

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC 2.897% (LIBOR 1 Month + 2.75%), 12/23/2024(t)		1,391	1,299,556
Flutter Entertainment PLC 3.72% (LIBOR 3 Month + 3.50%), 07/10/2025(t)		153	152,162
Golden Nugget Online Gaming, Inc. 13.00% (LIBOR 3 Month + 12.00%), 10/04/2023(b)(t)		22	24,742
13.00% (LIBOR 1 Month + 12.00%), 10/04/2023(b)(t)		268	308,321
Playtika Holding Corp. 7.00% (LIBOR 3 Month + 6.00%), 12/10/2024(t)		2,980	2,978,797
Scientific Games International, Inc. 2.897% (LIBOR 1 Month + 2.75%), 08/14/2024(t)		169	159,079
3.612% (LIBOR 3 Month + 2.75%), 08/14/2024(t)		693	650,274

			5,572,931

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.75% (LIBOR 3 Month + 2.75%), 02/05/2025(t)	U.S.$	846	$806,560
Whatabrands LLC 2.906% (LIBOR 1 Month + 2.75%), 07/31/2026(t)		396	386,789

			1,193,349

Consumer Cyclical - Retailers – 0.2%
Bass Pro Group, LLC 5.75% (LIBOR 3 Month + 5.00%), 09/25/2024(t)		488	482,591
PetSmart, Inc. 4.50% (LIBOR 3 Month + 3.50%), 03/11/2022(t)		796	793,891
Serta Simmons Bedding, LLC 9.00% (LIBOR 3 Month + 8.00%), 11/08/2024(b)(t)		1,270	368,317

			1,644,799

Consumer Non-Cyclical – 1.1%
Acadia Healthcare Company, Inc. 2.647% (LIBOR 1 Month + 2.50%), 02/16/2023(t)		444	439,666
Aldevron, L.L.C. 5.25% (LIBOR 1 Month + 4.25%), 10/12/2026(t)		814	813,426
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.897% (LIBOR 1 Month + 7.75%), 09/26/2025(t)		1,866	1,798,002
Arbor Pharmaceuticals, LLC 6.00% (LIBOR 3 Month + 5.00%), 07/05/2023(t)		1,087	1,003,212
BI-LO, LLC 9.00% (LIBOR 1 Month + 8.00%), 05/31/2024(t)		1,208	1,206,066
Froneri International Limited 5.897% (LIBOR 1 Month + 5.75%), 01/31/2028(b)(t)		160	158,800
Global Medical Response, Inc. (fka Air Medical) 4.250% (LIBOR 3 Month + 3.25%), 04/28/2022(t)		1,195	1,190,323
5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(t)		910	879,434

54 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025(t)	U.S.$	916	$888,448
Mallinckrodt International Finance S.A. 3.50% (LIBOR 3 Month + 2.75%), 09/24/2024(t)		934	781,809
Milano Acquisition Corp. 08/17/2027(b)(u)		1,240	1,224,500
U.S. Renal Care, Inc. 5.147% (LIBOR 1 Month + 5.00%), 06/26/2026(t)		1,554	1,511,945

			11,895,631

Energy – 0.2%
CITGO Petroleum Corporation 6.00% (LIBOR 3 Month + 5.00%), 03/28/2024(t)		521	492,720
Triton Solar US Acquisition Co. 6.22% (LIBOR 3 Month + 6.00%), 10/29/2024(t)		1,911	1,633,735

			2,126,455

Other Industrial – 0.1%
American Tire Distributors, Inc. 7.00% (LIBOR 3 Month + 6.00%), 09/01/2023(b)(t)		221	216,921
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(t)		77	64,883
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(t)		635	538,355
Core & Main LP 3.75% (LIBOR 3 Month + 2.75%), 08/01/2024(t)		196	191,481
Dealer Tire, LLC 4.399% (LIBOR 1 Month + 4.25%), 12/12/2025(b)(t)		298	290,306
Rockwood Service Corporation 4.397% (LIBOR 1 Month + 4.25%), 01/23/2027(b)(t)		88	87,287

			1,389,233

Services – 0.5%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.397% (LIBOR 1 Month + 4.25%), 07/10/2026(t)		287	283,440

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Amentum Government Services Holdings LLC 3.647% (LIBOR 1 Month + 3.50%), 01/29/2027(t)	U.S.$	319	$313,748
Garda World Security Corporation 4.90% (LIBOR 1 Month + 4.75%), 10/30/2026(t)		104	102,801
Parexel International Corporation 2.897% (LIBOR 1 Month + 2.75%), 09/27/2024(t)		231	221,506
Pi Lux Finco SARL 8.322% (LIBOR 6 Month + 7.25%), 01/01/2026(b)(t)		3,100	2,790,000
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 3.397% (LIBOR 1 Month + 3.25%), 10/01/2025(t)		383	379,002
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(t)		739	617,484
Verscend Holding Corp. 4.647% (LIBOR 1 Month + 4.50%), 08/27/2025(t)		759	750,747

			5,458,728

Technology – 0.8%
athenahealth, Inc. 4.75% (LIBOR 3 Month + 4.50%), 02/11/2026(t)		2,021	1,985,558
Avaya Inc. 4.401% (LIBOR 1 Month + 4.25%), 12/15/2024(t)		46	45,815
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.397% (LIBOR 1 Month + 4.25%), 10/02/2025(t)		1,534	1,485,617
Pitney Bowes Inc. 5.65% (LIBOR 1 Month + 5.50%), 01/07/2025(t)		1,103	1,070,195
Presidio Holdings Inc. 3.77% (LIBOR 3 Month + 3.50%), 01/22/2027(b)(t)		397	391,300
Solera, LLC (Solera Finance, Inc.) 2.938% (LIBOR 2 Month + 2.75%), 03/03/2023(t)		2,516	2,461,215
Veritas Us Inc. 6.50% (LIBOR 3 Month + 5.50%), 09/01/2025(t)		589	575,730

			8,015,430

56 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.75% (LIBOR 3 Month + 4.75%), 04/29/2023(t)	U.S.$	170	$169,151

			48,204,302

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(t)		1,703	1,690,996
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(t)		313	310,899

			2,001,895

Financial Institutions – 0.2%
Finance – 0.0%
Jefferies Finance LLC 3.438% (LIBOR 1 Month + 3.25%), 06/03/2026(b)(t)		300	287,441

Insurance – 0.2%
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.147% (LIBOR 1 Month + 4.00%), 09/03/2026(t)		1,395	1,372,156

			1,659,597

Total Bank Loans (cost $54,245,205)			51,865,794

EMERGING MARKETS – CORPORATE BONDS – 3.9%
Industrial – 3.4%
Basic – 1.2%
Braskem America Finance Co. 7.125%, 07/22/2041(a)		944	999,165
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,942	1,806,946
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		949	867,090
CSN Islands XI Corp. 6.75%, 01/28/2028(a)		305	294,966
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(a)		3,080	3,134,620
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		1,553	1,659,693

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)	U.S.$	1,215	$1,174,766
7.25%, 05/15/2022-04/01/2023(a)		2,473	2,454,343
7.50%, 04/01/2025(a)		261	258,390

			12,649,979

Capital Goods – 0.2%
Cemex SAB de CV 5.20%, 09/17/2030(a)		200	200,730
7.375%, 06/05/2027(a)		424	456,860
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	866,936
6.95%, 01/17/2028(a)		724	732,459
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a)(d)(i)		349	18,868
5.25%, 06/27/2029(a)(d)(i)		1,070	42,800
7.125%, 06/26/2042(a)(d)(i)		2,665	137,414

			2,456,067

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	472,282
VTR Finance NV 6.375%, 07/15/2028(a)		322	338,640

			810,922

Communications - Telecommunications – 0.3%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 02/06/2024(a)		535	541,029
Digicel Group 0.5 Ltd. 7.00%, 10/15/2020(f)(g)(l)		84	10,047
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a)(f)		137	47,983
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		246	188,612
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 05/25/2024(a)		657	661,682
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	421,800
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		615	643,617
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		423	435,941

			2,950,711

58 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.5%
Melco Resorts Finance Ltd. 5.625%, 07/17/2027(a)	U.S.$	965	$998,153
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		222	226,330
5.375%, 05/15/2024(a)		398	409,770
5.875%, 05/15/2026(a)		414	428,490
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		448	457,990
6.50%, 01/15/2028(a)		423	433,575
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	281,353
5.50%, 01/15/2026-10/01/2027(a)		1,481	1,452,697
5.625%, 08/26/2028(a)		367	356,404

			5,044,762

Consumer Cyclical - Retailers – 0.0%
K2016470219 (South Africa) Ltd. 3.00%, 12/31/2022(f)(g)		1,037	517
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022(f)(g)		481	434

			951

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		798	825,429
BRF SA 4.875%, 01/24/2030(a)		1,018	1,043,026
Cosan Ltd. 5.50%, 09/20/2029(a)		461	474,830
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		449	466,399
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		1,040	1,084,317
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b)(e)(f)(g)		615	18,514
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a)		670	214,267
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(d)(g)		4,090	36,931
10.875%, 01/13/2020(c)(d)(g)		480	96,000
11.75%, 02/09/2022(d)(g)(i)		1,620	15,187

			4,274,900

Energy – 0.7%
Geopark Ltd. 5.50%, 01/17/2027(a)		214	188,521

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Leviathan Bond Ltd. 6.50%, 06/30/2027(a)	U.S.$	1,197	$1,240,983
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	480,365
MV24 Capital BV 6.748%, 06/01/2034(a)		541	545,515
Peru LNG Srl 5.375%, 03/22/2030(a)		237	182,416
Petrobras Global Finance BV 5.093%, 01/15/2030		1,195	1,255,766
5.60%, 01/03/2031		3,345	3,578,596

			7,472,162

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		468	489,645

			36,150,099

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)		495	495,000
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,121,808
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(a)		1,120	1,166,900
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		208	228,213
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		118	119,941

			4,131,862

Financial Institutions – 0.1%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	573,832

Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a)(m)		54	53,824

			627,656

Total Emerging Markets – Corporate Bonds (cost $48,179,302)			40,909,617

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – TREASURIES – 1.7%
Brazil – 1.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021 (cost $26,097,724)	BRL	100,732	$18,276,529

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Fixed Rate CMBS – 1.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)	U.S.$	691	712,701
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.516%, 04/10/2046(o)		1,328	36,744
Series 2013-GC17, Class D 5.261%, 11/10/2046(a)		902	743,915
Series 2014-GC23, Class D 4.635%, 07/10/2047(a)		856	758,071
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	46,838
Series 2012-CR3, Class XA 2.008%, 10/15/2045(o)		7,163	200,042
Series 2012-CR5, Class XA 1.661%, 12/10/2045(o)		1,716	47,564
Series 2013-LC6, Class D 4.462%, 01/10/2046(a)		3,916	2,961,553
Series 2014-CR15, Class XA 1.082%, 02/10/2047(o)		1,659	40,581
Series 2014-CR20, Class XA 1.174%, 11/10/2047(o)		9,619	331,360
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.639%, 02/10/2046(o)		749	23,161
GS Mortgage Securities Trust Series 2012-GC6, Class D 5.839%, 01/10/2045(a)		1,765	1,392,191
Series 2012-GCJ9, Class D 4.898%, 11/10/2045(a)		700	635,142
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.762%, 11/15/2045(a)(o)		5,856	136,955

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.755%, 12/10/2045(a)(o)	U.S.$	777	$19,663
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.39%, 06/15/2044(a)		1,022	867,369
Series 2012-C7, Class XA 1.47%, 06/15/2045(a)(o)		1,288	18,712
Series 2012-C8, Class E 5.048%, 08/15/2045(a)		3,766	3,246,124
Series 2012-C10, Class XA 1.675%, 12/15/2045(a)(o)		2,967	84,948
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,505,544

			13,809,178

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.175% (LIBOR 1 Month + 3.02%), 12/19/2030(a)(m)		838	753,978
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.902% (LIBOR 1 Month + 4.75%), 05/15/2036(a)(m)		301	220,997

			974,975

Total Commercial Mortgage-Backed Securities (cost $16,874,636)			14,784,153

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.273% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(m)		2,358	2,279,346
Dryden CLO Ltd. Series 2018-57A, Class E 5.48% (LIBOR 3 Month + 5.20%), 05/15/2031(a)(m)		275	235,538
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(m)		3,000	2,942,184
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(m)		1,329	1,254,562

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden Senior Loan Fund Series 2017-49A, Class E 6.572% (LIBOR 3 Month + 6.30%), 07/18/2030(a)(m)	U.S.$	417	$378,068
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(m)		648	613,767
Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(m)		1,006	902,236
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.364% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(m)		1,701	1,524,325
OZLM Ltd. Series 2018-22A, Class D 5.573% (LIBOR 3 Month + 5.30%), 01/17/2031(a)(m)		349	274,363
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.412% (LIBOR 3 Month + 1.14%), 04/18/2029(a)(m)		2,490	2,467,239
Voya CLO Ltd. Series 2019-1A, Class DR 3.125% (LIBOR 3 Month + 2.85%), 04/15/2031(a)(m)		1,050	940,740

Total Collateralized Loan Obligations (cost $14,496,863)			13,812,368

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		469	499,339
8.375%, 11/07/2028(a)		1,346	1,490,695

			1,990,034

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		224	247,940

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		660	770,954

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.7%
Petroleos Mexicanos 5.95%, 01/28/2031(a)	U.S.$	4,130	$3,447,053
6.49%, 01/23/2027(a)		507	474,425
6.50%, 01/23/2029		318	284,743
6.75%, 09/21/2047		767	591,165
6.84%, 01/23/2030(a)		1,144	1,021,021
7.69%, 01/23/2050(a)		1,815	1,519,155

			7,337,562

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		562	566,327

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		225	232,594
DP World PLC 5.625%, 09/25/2048(a)		332	378,272

			610,866

Total Quasi-Sovereigns (cost $10,738,498)			11,523,683

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.922%, 06/15/2043(g)		252	231,832
Series 2019-24, Class PT 10.679%, 08/15/2044(g)		366	330,511
Series 2019-36, Class PT 13.94%, 10/17/2044		469	418,018
Series 2019-43, Class PT 6.849%, 11/15/2044(g)		319	299,225
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.086%, 06/15/2043(g)		187	171,718
Series 2018-4, Class PT 10.423%, 05/15/2043(g)		215	202,152
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.56%, 03/16/2043(g)		47	43,521
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		1,350	1,370,588

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(b)(e)(g)	U.S.$	776	$188,316
Series 2017-3, Class R Zero Coupon, 05/25/2026(b)(e)(g)		10	325,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(b)(e)(g)		12	299,736
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(b)(e)(g)		16	548,980
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(a)		775	834,334

			5,263,931

Home Equity Loans - Fixed Rate – 0.3%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 09/25/2036		602	282,365
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		676	682,935
GSAA Home Equity Trust Series 2005-12, Class AF5 6.159%, 09/25/2035		917	757,817
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,026	419,804
Series 2006-6, Class AF4 6.121%, 03/25/2036		1,425	606,023
Series 2006-6, Class AF5 6.241%, 03/25/2036		528	224,490

			2,973,434

Autos - Fixed Rate – 0.3%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(a)		1,050	1,087,150
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		1,050	1,085,818
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	770,482

			2,943,450

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.588%, 05/25/2037(m)	U.S.$	85	$83,194

Total Asset-Backed Securities (cost $15,280,031)			11,264,009

		Shares
COMMON STOCKS – 1.1%
Financials – 0.4%
Consumer Finance – 0.0%
Paysafe Group Ltd.(b)(d)(e)		3,960	50,569

Insurance – 0.4%
Mt. Logan Re Ltd.(b)		700	754,344
Mt. Logan Re Ltd. (Preference Shares)(b)(d)(e)(j)		2,953	3,032,296

			3,786,640

			3,837,209

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc. Npv(b)(d)(e)		38,084	2,570,670

Energy – 0.2%
Energy Equipment & Services – 0.1%
Tervita Corp.(d)		397,910	776,964

Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.		133,464	423,081
CHC Group LLC(d)(j)		51,655	517
Denbury, Inc.(d)		36,197	637,067
Golden Energy Offshore Services AS(d)		916,212	98,227
K201640219 (South Africa) Ltd. A Shares(b)(d)(e)		12,695,187	13
K201640219 (South Africa) Ltd. B Shares(b)(d)(e)		2,009,762	2
Paragon Offshore Ltd. – Class A(b)(d)		11,814	1,181
Paragon Offshore Ltd. – Class B(b)(d)		17,721	13,291
Vantage Drilling International(d)		17,833	115,914
Whiting Petroleum Corp.(d)		15,070	260,560

			1,549,853

			2,326,817

Consumer Discretionary – 0.1%
Auto Components – 0.0%
ATD New Holdings, Inc.(b)(d)		20,185	201,850

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PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Exide Corp.(b)(e)		944,916	$1
Exide Technologies(b)(d)(e)		59,185	– 0	–

			201,851

Automobiles – 0.1%
Liberty Tire Recycling LLC(b)(d)(e)		7,822	587,057

Hotels, Restaurants & Leisure – 0.0%
Carlson Travel, Inc.(b)		138	45,250

			834,158

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(d)		36,303	551,806
Monitronics International, Inc.(d)		17,804	58,753
Monitronics International, Inc.(b)(d)(e)		17,878	56,755

			667,314

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b)(d)(e)		838,296	1
Constellium SE(d)		40,866	320,798
Neenah Enterprises, Inc.(b)(d)(e)		58,200	– 0	–

			320,799

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b)(d)(e)		3	– 0	–

Construction & Engineering – 0.0%
Willscot Corp.		18,809	313,734

			313,734

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. – Class A(d)		25,267	205,168

Total Common Stocks (cost $25,969,524)			11,075,869

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.5%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,258	1,311,465

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	534		$604,588
5.00%, 04/27/2051		461		516,781

				1,121,369

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b)(d)(e)(l)	EUR	620		– 0	–

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/2020(a)	U.S.$	3,310		3,310,000

Total Governments – Sovereign Bonds (cost $6,351,542)				5,742,834

		Shares
INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF(v) (cost $5,351,457)		49,000		5,433,610

		Principal Amount (000)
LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750		1,351,005
7.95%, 03/01/2036		0	**	187
State of Illinois Series 2010 7.35%, 07/01/2035		1,915		2,169,599
Tobacco Settlement Finance Authority Series 2007A 7.467%, 06/01/2047		370		396,063

Total Local Governments – US Municipal Bonds (cost $3,061,723)				3,916,854

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PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 0.3%
Financial Institutions – 0.2%
Banking – 0.1%
Paysafe Holdings UK Ltd. 0.00%(b)(d)(e)		1,240,623	$1,240,623

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		42,175	1,166,982

REITS – 0.0%
Hersha Hospitality Trust Series C 6.875%		4,448	65,386

			2,472,991

Industrial – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	984,900

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%		4,814	107,256

Total Preferred Stocks (cost $3,475,511)			3,565,147

		Principal Amount (000)
INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	323,914
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		1,230,800	366,836
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		6,642,880	1,890,626

Total Inflation-Linked Securities (cost $2,830,942)			2,581,376

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PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(d)		53,489	$74,350
Encore Automotive Acceptance, expiring 07/05/2031(b)(d)(e)		8	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(b)(d)(e)		10,974	– 0	–
iHeartMedia, Inc., expiring 05/01/2039(d)		278	2,043
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(d)		46,951	235
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(d)		19,772	128
Willscot Corp., expiring 11/29/2022(b)(d)(e)		29,123	127,390

Total Warrants (cost $389,758)			204,146

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Nov 2020; Contracts: 1,136,000; Exercise Rate: 0.01%; Counterparty: Goldman Sachs International(d)	USD	1,136,000	12,851
IRS Swaption Expiration: Nov 2020; Contracts: 874,000; Exercise Rate: 0.01%; Counterparty: Goldman Sachs International(d)		874,000	9,023
IRS Swaption Expiration: Nov 2020; Contracts: 1,137,000; Exercise Rate: 0.01%; Counterparty: Goldman Sachs International(d)		1,137,000	12,862
IRS Swaption Expiration: Dec 2020; Contracts: 2,175,000; Exercise Rate: 0.01%; Counterparty: Deutsche Bank AG(d)		2,175,000	34,886
IRS Swaption Expiration: Nov 2020; Contracts: 2,747,000; Exercise Rate: 0.01%; Counterparty: JPMorgan Chase Bank, NA(d)		2,747,000	42,783

Total Options Purchased – Puts (premiums paid $168,291)			112,405

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/2020-09/30/2021(b)(e) (cost $1,110,218)	U.S.$	1,110	$66,997

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b)(d)(l) (cost $0)		10,721	11,707

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.05%(v)(w)(x) (cost $6,164,294)		6,164,294	6,164,294

		Principal Amount (000)
Time Deposits – 0.4%
ANZ, London 0.01%, 10/01/2020	U.S.$	3,589	3,589,365
Citibank, London (0.69)%, 10/01/2020	EUR	73	86,065
0.01%, 10/01/2020	GBP	34	43,291

Total Time Deposits (cost $3,718,721)			3,718,721

Governments - Treasuries – 0.3%
Egypt – 0.3%
Egypt Treasury Bills Zero Coupon, 11/17/2020 (cost $2,818,009)	EGP	45,650	2,847,182

Total Short-Term Investments (cost $12,701,024)			12,730,197

Total Investments – 99.9% (cost $1,080,496,134)			1,046,664,635
Other assets less liabilities – 0.1%			1,268,585

Net Assets – 100.0%			$1,047,933,220

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	113	December 2020	$18,071,172	$48,227
U.S. Long Bond (CBT) Futures	62	December 2020	10,929,438	(87,773)
U.S. T-Note 10 Yr (CBT) Futures	454	December 2020	63,347,188	47,203
U.S. Ultra Bond (CBT) Futures	74	December 2020	16,414,125	(174,055)

Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	334	December 2020	42,094,438	(54,289)

				$(220,687)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	IDR	114,612	USD	8	10/15/2020	$56
Bank of America, NA	INR	1,630	USD	22	10/15/2020	(547)
Bank of America, NA	USD	8	INR	586	10/15/2020	112
Bank of America, NA	KRW	15,882	USD	14	11/10/2020	3
Bank of America, NA	USD	95	KRW	112,703	11/10/2020	1,517
Bank of America, NA	TWD	845	USD	29	11/18/2020	(429)
Barclays Bank PLC	EUR	989	USD	1,172	10/15/2020	12,429
Barclays Bank PLC	INR	698	USD	9	10/15/2020	(219)
Barclays Bank PLC	USD	10	IDR	152,838	10/15/2020	35
Barclays Bank PLC	USD	78	INR	5,915	10/15/2020	2,426
Barclays Bank PLC	KRW	15,895	USD	13	11/10/2020	(243)
Barclays Bank PLC	USD	11	KRW	12,450	11/10/2020	148
Barclays Bank PLC	TWD	537	USD	18	11/18/2020	(236)
Barclays Bank PLC	USD	8	TWD	244	11/18/2020	55
Barclays Bank PLC	RUB	560	USD	7	11/19/2020	238
Barclays Bank PLC	USD	13	RUB	968	11/19/2020	(399)
BNP Paribas SA	BRL	98,620	USD	17,484	10/02/2020	(77,209)
BNP Paribas SA	USD	17,808	BRL	98,620	10/02/2020	(247,020)
BNP Paribas SA	BRL	98,620	USD	17,794	11/04/2020	248,970
Brown Brothers Harriman & Co.	JPY	1,234	USD	12	10/08/2020	8
Brown Brothers Harriman & Co.	JPY	1,624	USD	15	10/08/2020	(137)
Brown Brothers Harriman & Co.	MXN	1,454	USD	66	10/08/2020	660
Brown Brothers Harriman & Co.	MXN	1,416	USD	63	10/08/2020	(1,101)
Brown Brothers Harriman & Co.	USD	8	JPY	862	10/08/2020	54
Brown Brothers Harriman & Co.	USD	66	MXN	1,481	10/08/2020	1,303
Brown Brothers Harriman & Co.	USD	43	MXN	940	10/08/2020	(787)
Brown Brothers Harriman & Co.	USD	86	CAD	115	10/09/2020	502
Brown Brothers Harriman & Co.	EUR	1,568	USD	1,853	10/15/2020	13,749
Brown Brothers Harriman & Co.	EUR	575	USD	670	10/15/2020	(4,462)
Brown Brothers Harriman & Co.	USD	25	EUR	21	10/15/2020	3
Brown Brothers Harriman & Co.	USD	844	EUR	713	10/15/2020	(7,771)
Brown Brothers Harriman & Co.	NOK	250	USD	28	10/16/2020	905
Brown Brothers Harriman & Co.	NOK	919	USD	98	10/16/2020	(351)
Brown Brothers Harriman & Co.	SEK	217	USD	24	10/16/2020	242
Brown Brothers Harriman & Co.	SEK	97	USD	11	10/16/2020	(47)

72 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	15	NOK	145	10/16/2020	$124
Brown Brothers Harriman & Co.	USD	121	NOK	1,094	10/16/2020	(3,680)
Brown Brothers Harriman & Co.	USD	45	SEK	413	10/16/2020	885
Brown Brothers Harriman & Co.	USD	86	SEK	753	10/16/2020	(1,484)
Brown Brothers Harriman & Co.	CNH	265	USD	39	10/21/2020	68
Brown Brothers Harriman & Co.	CNH	430	USD	62	10/21/2020	(1,383)
Brown Brothers Harriman & Co.	USD	49	CNH	337	10/21/2020	977
Brown Brothers Harriman & Co.	PLN	521	USD	138	10/22/2020	3,479
Brown Brothers Harriman & Co.	PLN	54	USD	14	10/22/2020	(244)
Brown Brothers Harriman & Co.	USD	99	PLN	369	10/22/2020	(3,258)
Brown Brothers Harriman & Co.	NZD	43	USD	28	10/27/2020	(100)
Brown Brothers Harriman & Co.	SGD	34	USD	25	10/27/2020	96
Brown Brothers Harriman & Co.	SGD	15	USD	11	10/27/2020	(25)
Brown Brothers Harriman & Co.	USD	10	NZD	16	10/27/2020	31
Brown Brothers Harriman & Co.	USD	28	NZD	42	10/27/2020	(374)
Brown Brothers Harriman & Co.	USD	49	SGD	67	10/27/2020	234
Brown Brothers Harriman & Co.	USD	25	SGD	34	10/27/2020	(62)
Brown Brothers Harriman & Co.	USD	9	TRY	69	10/27/2020	(64)
Brown Brothers Harriman & Co.	AUD	53	USD	38	10/29/2020	214
Brown Brothers Harriman & Co.	AUD	22	USD	16	10/29/2020	(110)
Brown Brothers Harriman & Co.	CHF	63	USD	69	11/19/2020	1,007
Brown Brothers Harriman & Co.	CHF	10	USD	10	11/19/2020	(70)
Brown Brothers Harriman & Co.	GBP	31	USD	40	11/19/2020	225
Brown Brothers Harriman & Co.	USD	8	CHF	7	11/19/2020	(103)
Brown Brothers Harriman & Co.	USD	23	GBP	18	11/19/2020	183
Brown Brothers Harriman & Co.	USD	25	ZAR	428	11/27/2020	186
Brown Brothers Harriman & Co.	USD	32	ZAR	538	11/27/2020	(258)
Brown Brothers Harriman & Co.	ZAR	1,150	USD	68	11/27/2020	272
Brown Brothers Harriman & Co.	ZAR	192	USD	11	11/27/2020	(180)
Citibank, NA	EUR	1,058	USD	1,254	10/15/2020	12,787
Citibank, NA	IDR	20,704,040	USD	1,393	10/15/2020	462
Citibank, NA	IDR	20,704,040	USD	1,389	10/15/2020	(3,741)
Goldman Sachs Bank USA	BRL	107	USD	19	10/02/2020	170
Goldman Sachs Bank USA	BRL	505	USD	90	10/02/2020	(396)
Goldman Sachs Bank USA	USD	19	BRL	107	10/02/2020	84
Goldman Sachs Bank USA	USD	93	BRL	505	10/02/2020	(3,023)
Goldman Sachs Bank USA	MXN	39,121	USD	1,727	10/08/2020	(41,017)
Goldman Sachs Bank USA	IDR	531,029	USD	36	10/15/2020	238
Goldman Sachs Bank USA	IDR	435,515	USD	29	10/15/2020	(106)
Goldman Sachs Bank USA	INR	7,325	USD	98	10/15/2020	(1,773)
Goldman Sachs Bank USA	USD	61	IDR	910,611	10/15/2020	221
Goldman Sachs Bank USA	USD	32	IDR	476,814	10/15/2020	(192)
Goldman Sachs Bank USA	USD	3,203	INR	243,094	10/15/2020	98,200
Goldman Sachs Bank USA	USD	31	INR	2,266	10/15/2020	(121)
Goldman Sachs Bank USA	BRL	98	USD	17	11/04/2020	(41)
Goldman Sachs Bank USA	KRW	57,100	USD	48	11/10/2020	(574)
Goldman Sachs Bank USA	CLP	73,319	USD	96	11/13/2020	2,299
Goldman Sachs Bank USA	CLP	8,624	USD	11	11/13/2020	(54)
Goldman Sachs Bank USA	USD	10	CLP	7,950	11/13/2020	(157)
Goldman Sachs Bank USA	TWD	628	USD	22	11/18/2020	(310)
Goldman Sachs Bank USA	USD	47	TWD	1,379	11/18/2020	534
Goldman Sachs Bank USA	USD	29	TWD	819	11/18/2020	(147)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	RUB	458,502	USD	5,956	11/19/2020	$80,307
Goldman Sachs Bank USA	USD	13	RUB	993	11/19/2020	225
Goldman Sachs Bank USA	USD	34	RUB	2,644	11/19/2020	(478)
Goldman Sachs Bank USA	INR	1,188	USD	16	01/15/2021	10
HSBC Bank USA	BRL	99,037	USD	17,804	10/02/2020	168,498
HSBC Bank USA	EUR	36,472	USD	42,879	10/15/2020	106,350
HSBC Bank USA	USD	17,558	BRL	99,037	10/02/2020	77,535
JPMorgan Chase Bank, NA	BRL	55	USD	10	10/02/2020	314
JPMorgan Chase Bank, NA	BRL	73	USD	13	10/02/2020	(57)
JPMorgan Chase Bank, NA	USD	14	BRL	73	10/02/2020	(742)
JPMorgan Chase Bank, NA	USD	10	BRL	55	10/02/2020	43
JPMorgan Chase Bank, NA	CAD	2,121	USD	1,582	10/09/2020	(11,243)
JPMorgan Chase Bank, NA	EUR	1,082	USD	1,281	10/15/2020	11,711
JPMorgan Chase Bank, NA	IDR	74,746,936	USD	5,048	10/15/2020	21,363
JPMorgan Chase Bank, NA	INR	2,603	USD	35	10/15/2020	(261)
JPMorgan Chase Bank, NA	USD	2,072	EUR	1,781	10/15/2020	16,071
JPMorgan Chase Bank, NA	USD	1,629	EUR	1,371	10/15/2020	(21,227)
JPMorgan Chase Bank, NA	USD	12	IDR	175,641	10/15/2020	106
JPMorgan Chase Bank, NA	USD	45	IDR	658,634	10/15/2020	(356)
JPMorgan Chase Bank, NA	USD	13	INR	962	10/15/2020	152
JPMorgan Chase Bank, NA	KRW	11,892	USD	10	11/10/2020	(155)
JPMorgan Chase Bank, NA	COP	32,950,467	USD	8,863	11/13/2020	271,748
JPMorgan Chase Bank, NA	USD	24	CLP	18,390	11/13/2020	(710)
JPMorgan Chase Bank, NA	TWD	724	USD	25	11/18/2020	(221)
JPMorgan Chase Bank, NA	USD	14	TWD	412	11/18/2020	57
JPMorgan Chase Bank, NA	USD	14	TWD	406	11/18/2020	(44)
Morgan Stanley Capital Services LLC	USD	7,655	JPY	807,562	10/08/2020	2,445
Morgan Stanley Capital Services LLC	IDR	250,967	USD	17	10/15/2020	(130)
Morgan Stanley Capital Services LLC	USD	40	TWD	1,160	11/18/2020	462
Morgan Stanley Capital Services LLC	GBP	2,561	USD	3,330	11/19/2020	24,203
Royal Bank of Scotland PLC	IDR	242,243	USD	16	10/15/2020	5
Royal Bank of Scotland PLC	IDR	762,997	USD	51	10/15/2020	(448)
Royal Bank of Scotland PLC	CNH	71	USD	10	10/21/2020	6
Royal Bank of Scotland PLC	USD	12	CNH	80	10/21/2020	(4)
Royal Bank of Scotland PLC	USD	31	KRW	36,903	11/10/2020	548
Royal Bank of Scotland PLC	USD	33	TWD	962	11/18/2020	358
Royal Bank of Scotland PLC	USD	15	RUB	1,158	11/19/2020	273
Standard Chartered Bank	TWD	601	USD	21	11/18/2020	(259)
UBS AG	TWD	271	USD	9	11/18/2020	(86)

						$748,755

74 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	(5.00)%	Quarterly	2.75%	USD	11,791	$(462,483)	$(347,998)	$(114,485)
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)	Quarterly	3.13	USD	35,322	(1,456,840)	(1,218,009)	(238,831)
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	(5.00)	Quarterly	3.36	USD	15,399	(669,662)	(562,117)	(107,545)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	8,345	(426,772)	(427,756)	984
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	8,344	(439,473)	(408,519)	(30,954)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	8,345	(452,269)	(408,563)	(43,706)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	41,721	(2,197,508)	(2,163,719)	(33,789)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.83	USD	4,343	(218,603)	(219,603)	1,000
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.83	USD	6,848	(344,644)	(349,473)	4,829
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	(5.00)	Quarterly	3.35	EUR	12,376	(602,898)	(707,434)	104,536

Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	2.31	USD	2,923	(166,077)	(213,458)	47,381

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00%	Quarterly	2.75%	USD	4	$226	$139	$87
CDX-NAHY Series 28, 5 Year Index, 06/20/2022*	5.00	Quarterly	2.75	USD	11,791	462,483	377,418	85,065
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00	Quarterly	3.13	USD	35,322	1,456,840	1,227,656	229,184
CDX-NAHY Series 30, 5 Year Index, 06/20/2023*	5.00	Quarterly	3.36	USD	15,399	669,662	450,301	219,361
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	106,068	5,571,995	4,693,425	878,570
CDX-NAHY Series 33, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	8,374	357,703	326,586	31,117
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.83	USD	78,028	3,916,381	1,841,151	2,075,230
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	48,890	2,088,379	2,030,389	57,990
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	6,849	292,561	294,507	(1,946)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	4,316	184,362	183,646	716
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	7,025	300,079	291,538	8,541
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	2,342	100,041	95,319	4,722
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	3,488	148,993	140,566	8,427

76 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	4.09%	USD	1,070	$45,179	$43,692	$1,487
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	8,374	357,703	326,586	31,117
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	35,358	1,510,348	1,492,108	18,240
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	3.34	USD	760	41,986	(60,875)	102,861
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	3.35	EUR	12,375	602,852	728,558	(125,706)
iTraxx Europe Crossover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	3.45	EUR	45,460	3,880,417	4,189,859	(309,442)
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2025*	1.00	Quarterly	3.01	USD	2,376	(205,122)	(297,418)	92,296

						$14,345,839	$11,348,502	$2,997,337

*	Termination date

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	293	$(147,275)	$(145,316)	$(1,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	454	(151,447)	(50,101)	(101,346)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	5,000	$(2,511,833)	$(764,061)	$(1,747,772)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	1.62	EUR	310	20,384	12,109	8,275
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	258	(86,065)	(28,129)	(57,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	364	(121,455)	(41,909)	(79,546)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	5.86	USD	300	(6,941)	19,465	(26,406)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	5.86	USD	270	(6,246)	11,194	(17,440)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	59	(29,656)	(29,223)	(433)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	59	(29,656)	(29,223)	(433)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,000	(2,513,917)	(844,483)	(1,669,434)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,000	(2,511,833)	(806,377)	(1,705,456)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	13,500	(6,781,950)	(1,964,965)	(4,816,985)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	10,000	(5,023,667)	(1,457,488)	(3,566,179)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,071	(1,040,258)	(299,553)	(740,705)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,929	(1,471,576)	(423,755)	(1,047,821)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	371	(123,790)	(30,767)	(93,023)

78 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	1,041	$(347,260)	$(110,317)	$(236,943)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	530	(176,799)	(55,792)	(121,007)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	133	(44,367)	(14,102)	(30,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	2,158	(720,053)	(183,154)	(536,899)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	180	(60,060)	(15,844)	(44,216)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	360	(120,120)	(32,274)	(87,846)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	360	(120,120)	(34,924)	(85,196)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	719	(239,906)	(76,238)	(163,668)
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	8.04	USD	700	(23,542)	(13,796)	(9,746)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	5.01	EUR	722	(138,326)	(135,903)	(2,423)
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	5.01	EUR	768	(147,139)	(145,381)	(1,758)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	12,000	(4,002,000)	(1,353,878)	(2,648,122)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	6,400	(2,134,400)	(757,053)	(1,377,347)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	363	(182,460)	(150,774)	(31,686)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	363	(182,460)	(151,672)	(30,788)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	364	(182,963)	(152,990)	(29,973)

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	364	$(182,963)	$(153,889)	$(29,074)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	364	(182,963)	(166,531)	(16,432)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	117	(58,809)	(56,718)	(2,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	1,272	(424,318)	(136,665)	(287,653)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	10,000	(3,335,000)	(108,732)	(3,226,268)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	1,188	(396,297)	(122,570)	(273,727)

						$(35,939,506)	$(11,001,779)	$(24,937,727)

*	Termination date

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	12,216	12/20/2020	$3,854,308

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2020
Barclays Capital, Inc.†	514	USD	(1.00	)%*	—	$511,052

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2020.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Corporates – Non-Investment Grade	$511,052	$	– 0 –	$	– 0 –	$	– 0 –	$511,052

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PORTFOLIO OF INVESTMENTS (continued)

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $547,562,573 or 52.3% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Defaulted matured security.

(d)	Non-income producing security.

(e)	Fair valued by the Adviser.

(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2020.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.66% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.922%, 06/15/2043	04/25/2018	$252,798	$231,832		0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.679%, 08/15/2044	06/27/2019	357,081	330,511		0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.849%, 11/15/2044	10/09/2019	315,909	299,225		0.03%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.086%, 06/15/2043	06/26/2018	187,775	171,718		0.02%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 10.423%, 05/15/2043	03/27/2018	215,966	202,152		0.02%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.56%, 03/16/2043	03/07/2018	47,360	43,521		0.00%
Digicel Group 0.5 Ltd. 7.00%, 10/15/2020	11/28/2016	119,723	10,047		0.00%
Exide Technologies(Exchange Priority) 11.00%, 10/31/2024	06/28/2019	3,525,660	179,160		0.02%
Exide Technologies(First Lien) 11.00%, 10/31/2024	04/30/2015	1,024,054	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,960,209	1,890,626		0.18%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648%, 10/25/2025	09/18/2015	1,083,474	970,082		0.09%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
K2016470219 (South Africa) Ltd. 3.00%, 12/31/2022	01/31/2017	$1,062,515	$517		0.00%
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022	01/31/2017	481,027	434		0.00%
Liberty Tire Recycling LLC 9.50%, 01/15/2023	01/03/2018	673,320	673,320		0.06%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013	2,295,760	– 0	–	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	249,368	188,316		0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	1,107,300	325,000		0.03%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,313,468	299,736		0.03%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,569,021	548,980		0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	118,000	119,941		0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	1,232,803	18,514		0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/29/2014	9,928,734	36,931		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	96,000		0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 – 06/09/2014	838,866	15,187		0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	428,960	395,618		0.04%

(h)	Convertible security.

(i)	Defaulted.

(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$3,697,478	$517	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon,10/01/2021	10/01/2012	2,948,211	442,232	0.04%
Carlson Travel, Inc. 8,50%, 03/31/2025	08/18/2020	134,352	139,454	0.01%
Mt. Logan Re Ltd.(Preference Shares)	12/30/2014	2,953,000	3,032,296	0.29%

(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

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PORTFOLIO OF INVESTMENTS (continued)

(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2020.

(n)	Inverse interest only security.

(o)	IO – Interest Only.

(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.

(t)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2020.

(u)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	The rate shown represents the 7-day yield as of period end.

(x)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

IRS – Interest Rate Swaption

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2020 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $1,074,331,840)	$1,040,500,341
Affiliated issuers (cost $6,164,294)	6,164,294
Cash	35,543
Cash collateral due from broker	20,441,646
Foreign currencies, at value (cost $3,509,061)	3,196,302
Unaffiliated dividends and interest receivable	13,368,523
Receivable for newly entered credit default swaps	4,096,716
Unrealized appreciation on total return swaps	3,854,308
Receivable for terminated credit default swaps	3,784,743
Receivable for investment securities sold	1,975,013
Unrealized appreciation on forward currency exchange contracts	1,189,181
Receivable for variation margin on centrally cleared swaps	404,986
Market value of credit default swaps (net premiums paid $12,109)	20,384
Affiliated dividends receivable	703
Other assets	12,106

Total assets	1,099,044,789

Liabilities
Market value of credit default swaps (net premiums received $11,013,888)	35,959,890
Payable for newly entered credit default swaps	5,137,052
Payable for investment securities purchased and foreign currency transactions	4,680,874
Payable for terminated credit default swaps	1,949,456
Advisory fee payable	861,804
Payable for reverse repurchase agreements	511,052
Unrealized depreciation on forward currency exchange contracts	440,426
Payable for variation margin on futures	338,673
Cash collateral received from broker	258,000
Administrative fee payable	20,630
Transfer Agent fee payable	2,300
Accrued expenses and other liabilities	951,412

Total liabilities	51,111,569

Net Assets	$1,047,933,220

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,185,259,592
Accumulated loss	(138,188,669)

$1,047,933,220

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$12.15

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended September 30, 2020 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $116,189)	$30,791,524
Dividends
Unaffiliated issuers	184,491
Affiliated issuers	19,259	$30,995,274

Expenses
Advisory fee (see Note B)	4,527,489
Transfer agency	18,083
Custody and accounting	220,335
Printing	101,370
Audit and tax	93,534
Registration fees	42,097
Administrative	41,999
Legal	22,811
Directors’ fees	15,290
Miscellaneous	28,061

Total expenses before interest expense	5,111,069
Interest expense	13,159

Total expenses	5,124,228
Less: expenses waived and reimbursed by the Adviser (see Note B)	(6,872)

Net expenses		5,117,356

Net investment income		25,877,918

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(10,962,262	)(a)
Forward currency exchange contracts		2,588,799
Futures		2,600,304
Options written		9,032
Swaps		(17,429,927)
Foreign currency transactions		(3,703,400)
Net change in unrealized appreciation/depreciation on:
Investments		136,010,706	(b)
Forward currency exchange contracts		(6,327,426)
Futures		(1,270,460)
Swaps		27,974,705
Foreign currency denominated assets and liabilities		269,088

Net gain on investment and foreign currency transactions		129,759,159

Net Increase in Net Assets from Operations		$155,637,077

(a)	Net of foreign capital gains taxes of $139,743.

(b)	Net of increase in accrued foreign capital gains taxes of $89,792.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (unaudited)		Year Ended March 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$25,877,918		$58,127,920
Net realized loss on investment and foreign currency transactions	(26,897,454)		(6,097,542)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	156,656,613		(174,666,171)
Contributions from Affiliates (see Note B)	– 0	–	6,296

Net increase (decrease) in net assets from operations	155,637,077		(122,629,497)
Distributions to Shareholders	(33,888,263)		(64,694,299)
Return of Capital	– 0	–	(3,461,637)

Total increase (decrease)	121,748,814		(190,785,433)
Net Assets
Beginning of period	926,184,406		1,116,969,839

End of period	$1,047,933,220		$926,184,406

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term

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NOTES TO FINANCIAL STATEMENTS (continued)

securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in

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NOTES TO FINANCIAL STATEMENTS (continued)

pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively,

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NOTES TO FINANCIAL STATEMENTS (continued)

the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$381,743,195		$1,056,726	#	$382,799,921
Corporates – Investment Grade		– 0	–	165,708,953		– 0	–	165,708,953
Collateralized Mortgage Obligations		– 0	–	106,583,674		– 0	–	106,583,674
Emerging Markets – Sovereigns		– 0	–	106,539,588		– 0	–	106,539,588
Governments – Treasuries		– 0	–	77,155,204		– 0	–	77,155,204
Bank Loans		– 0	–	44,260,272		7,605,522		51,865,794
Emerging Markets – Corporate Bonds		– 0	–	40,891,103		18,514		40,909,617
Emerging Markets – Treasuries		– 0	–	18,276,529		– 0	–	18,276,529
Commercial Mortgage-Backed Securities		– 0	–	14,784,153		– 0	–	14,784,153
Collateralized Loan Obligations		– 0	–	13,812,368		– 0	–	13,812,368
Quasi-Sovereigns		– 0	–	11,523,683		– 0	–	11,523,683
Asset-Backed Securities		– 0	–	9,901,977		1,362,032		11,264,009
Common Stocks		3,762,072		517		7,313,280	#	11,075,869
Governments – Sovereign Bonds		– 0	–	5,742,834		0	#	5,742,834
Investment Companies		5,433,610		– 0	–	– 0	–	5,433,610
Local Governments – US Municipal Bonds		– 0	–	3,916,854		– 0	–	3,916,854
Preferred Stocks		2,324,524		– 0	–	1,240,623		3,565,147
Inflation-Linked Securities		– 0	–	2,581,376		– 0	–	2,581,376
Warrants		76,756		– 0	–	127,390	#	204,146
Options Purchased – Puts		– 0	–	112,405		– 0	–	112,405
Whole Loan Trusts		– 0	–	– 0	–	66,997		66,997
Rights		– 0	–	– 0	–	11,707		11,707
Short-Term Investments:
Investment Companies		6,164,294		– 0	–	– 0	–	6,164,294
Time Deposits		– 0	–	3,718,721		– 0	–	3,718,721
Governments – Treasuries		– 0	–	2,847,182		– 0	–	2,847,182

Total Investments in Securities		17,761,256		1,010,100,588		18,802,791		1,046,664,635

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$95,430		$	– 0	–	$	– 0	–	$95,430	†
Forward Currency Exchange Contracts	– 0	–		1,189,181			– 0	–	1,189,181
Centrally Cleared Credit Default Swaps	– 0	–		21,988,190			– 0	–	21,988,190	†
Credit Default Swaps	– 0	–		20,384			– 0	–	20,384
Total Return Swaps	– 0	–		3,854,308			– 0	–	3,854,308
Liabilities
Futures	(316,117)			– 0	–		– 0	–	(316,117	)†
Forward Currency Exchange Contracts	– 0	–		(440,426)			– 0	–	(440,426)
Centrally Cleared Credit Default Swaps	– 0	–		(7,642,351)			– 0	–	(7,642,351	)†
Credit Default Swaps	– 0	–		(35,959,890)			– 0	–	(35,959,890)
Reverse Repurchase Agreements	(511,052)			– 0	–		– 0	–	(511,052)

Total	$17,029,517			$993,109,984			$18,802,791		$1,028,942,292

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates- Non-Investment Grade#		Bank Loans		Emerging Markets- Corporate Bonds		Asset- Backed Securities
Balance as of 3/31/20	$2,724,178		$17,168,828		$18,514		$1,293,663
Accrued discounts/ (premiums)	(4,094)		– 0	–	(182,790)		– 0	–
Realized gain (loss)	16,853		(45,131)		– 0	–	245,541
Change in unrealized appreciation/ depreciation	(1,597,398)		733,821		182,790		184,584
Purchases/Payups	30,532		1,532,100		– 0	–	– 0	–
Sales/Paydowns	(113,345)		(1,688,121)		– 0	–	(361,756)
Transfers into Level 3	– 0	–	771,229		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(10,867,204)		– 0	–	– 0	–

Balance as of 9/30/20	$1,056,726		$7,605,522		$18,514		$1,362,032

Net change in unrealized appreciation/depreciation from investments held as of 9/30/20**	$(1,597,398)		$501,353		$182,790		$184,584

	Common Stocks#		Preferred Stocks		Warrants#		Whole Loan Trusts
Balance as of 3/31/20	$5,027,722		$955,220		$127,104		$112,600
Accrued discounts/ (premiums)	– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	1,585,559		285,325		286		(37,810)
Purchases/Payups	1,909,056		78		– 0	–	– 0	–
Sales/Paydowns	(1,209,057)		– 0	–	– 0	–	(7,793)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/20	$7,313,280		$1,240,623		$127,390		$66,997

Net change in unrealized appreciation/depreciation from investments held as of 9/30/20**	$376,502		$285,325		$286		$(37,810)

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	Rights		Short-Term Investments: Governments- Treasuries			Total
Balance as of 3/31/20	$11,439			$978,639		$28,417,907
Accrued discounts/(premiums)	– 0	–		8,328		(178,556)
Realized gain (loss)	– 0	–		– 0	–	217,263
Change in unrealized appreciation/ depreciation	268			(51,711)		1,285,714
Purchases/Payups	– 0	–		93,873		3,565,639
Sales/Paydowns	– 0	–		(1,029,129)		(4,409,201)
Transfers into Level 3	– 0	–		– 0	–	771,229
Transfers out of Level 3	– 0	–		– 0	–	(10,867,204)

Balance as of 9/30/20	$11,707		$	– 0	–	$18,802,791 +

Net change in unrealized appreciation/depreciation from investments held as of 9/30/20**	$268		$	– 0	–	$(104,100)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

+

Amount of $10,867,204 for Bank Loans, was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2020. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2020			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$673,320		Qualitative Assessment	Par Value	$ 100.00
		$204,246		Recovery Analysis	Collateral Value	$ 85.10
		$179,160		Residual Value Waterfall Analysis	Estimated Value Remaining	$ 34.3 Million
	$	– 0	–	Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

$1,056,726

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	Fair Value at 9/30/2020			Valuation Technique	Unobservable Input	Input
Common Stocks		$3,032,296		Market Approach	NAV Equivalent	$1,026.85
		$754,344		Market Approach	NAV Equivalent	$1,077.63
		$587,057		Market Approach	EBITDA* Projection	$57mm
					EBITDA* Multiples	7.5X
		$56,755		Market Approach	10% Haircut to Last Traded Price	$3.17
		$50,569		Market Approach	EBITDA* Projection	$400mm
					EBITDA* Multiples	15.6X
		$45,250		Market Approach	EBITDA* Projection	$203mm
					EBITDA* Multiples	7.7X
		$1		Qualitative Assessment		$0.00
		$1		Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00

		$4,526,273

Governments – Sovereign Bonds	$	– 0	–	Qualitative Assessment		$0.00
Preferred Stocks		$1,240,623		Market Approach	EBITDA* Projection	$400mm
					EBITDA* Multiples	15.6X
Warrants.		$127,390		Option Pricing Model	Exercise Price	$4.37
Whole Loan Trusts		$66,997		Recovery Analysis	Cumulative Loss	35%

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

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Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Last Traded Price, Exercise Price, Estimated Value Remaining, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2020, the reimbursement for such services amounted to $41,999.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2020, there was no such reimbursement paid to ABIS.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of ..10%) until August 31, 2021. In connection with the

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investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2020, such waiver amounted to $6,872.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2020 is as follows:

Fund	Market Value 3/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$72,301	$138,938	$205,075	$6,164	$19

During the year ended March 31, 2020, the Adviser reimbursed the Fund $6,296, for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new

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investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2020, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$249,105,570	$150,900,320
U.S. government securities	7,772,420	36,867,146

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$71,803,486
Gross unrealized depreciation	(123,192,999)

Net unrealized depreciation	$(51,389,513)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange

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contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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During the six months ended September 30, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an

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unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended September 30, 2020, the Fund held written options for hedging and non-hedging purposes.

During the six months ended September 30, 2020, the Fund held purchased swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment

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to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust

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risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2020, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of)

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the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or

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index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2020, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended September 30, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$95,430	*	Receivable/Payable for variation margin on futures	$316,117	*

Interest rate contracts	Investments in securities, at value	112,405

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,189,181		Unrealized depreciation on forward currency exchange contracts	440,426

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	4,003,741	*	Receivable/Payable for variation margin on centrally cleared swaps	1,006,404	*

Credit contracts	Market value of credit default swaps	20,384		Market value of credit default swaps	35,959,890

Credit contracts	Unrealized appreciation on total return swaps	3,854,308

Total		$9,275,449			$37,722,837

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$43,611	$	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$2,600,304		$(1,270,460)

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	– 0	–	(55,886)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciationon forward currency exchange contracts	2,588,799		(6,327,426)

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	9,032		– 0	–

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	(17,473,538)		27,974,705

Total		$(12,231,792)		$20,320,933

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2020:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$90,970,879
Average notional amount of sale contracts	$400,604,824

Centrally Cleared Interest Rate Swaps
Average notional amount	$1,670,000	(a)

Credit Default Swaps:
Average notional amount of sale contracts	$85,915,540

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$64,472,995
Average principal amount of sale contracts	$138,120,078

Futures:
Average notional amount of buy contracts	$83,849,556
Average notional amount of sale contracts	$44,142,569

Total Return Swaps:
Average notional amount	$10,175,161

Options Written:
Average notional amount	$2,012,938	(a)

Purchased Swaptions:
Average notional amount	$6,981,500	(b)

(a)	Positions were open for one month during the reporting period.

(b)	Positions were open for two months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA.	$1,688	$(976)	$	– 0	–	$	– 0	–	$712
Barclays Bank PLC	15,331	(1,097)		– 0	–		– 0	–	14,234
BNP Paribas SA	248,970	(248,970)		– 0	–		– 0	–	– 0	–
Brown Brothers Harriman & Co.	25,407	(25,407)		– 0	–		– 0	–	– 0	–
Citibank, NA.	13,249	(13,249)		– 0	–		– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Credit Suisse International	$20,384	$(20,384)	$	– 0	–	$	– 0	–	$	– 0	–
Deutsche Bank AG	34,886	(34,886)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	4,071,332	(4,071,332)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	352,383	– 0	–	– 0	–	– 0	–	352,383
JPMorgan Chase Bank, NA/JPMorgan Securities, LLC	364,348	(364,348)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC.	27,110	(27,110)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	1,190	(452)	(738)	– 0	–	– 0	–

Total	$5,176,278	$(4,808,211)	$(738)	$	– 0	–	$367,329	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA.	$976	$(976)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	1,097	(1,097)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	324,229	(248,970)		– 0	–		– 0	–		75,259
Brown Brothers Harriman & Co.	26,051	(25,407)		– 0	–		– 0	–		644
Citibank, NA.	302,463	(13,249)		– 0	–		(289,214)			– 0	–
Credit Suisse International	2,511,833	(20,384)		– 0	–		(2,491,449)			– 0	–
Deutsche Bank AG	207,520	(34,886)		– 0	–		– 0	–		172,634
Goldman Sachs Bank USA / Goldman Sachs International	21,440,106	(4,071,332)		– 0	–		(17,368,774)			– 0	–
JPMorgan Chase Bank, NA/ JPMorgan Securities, LLC	6,456,881	(364,348)		– 0	–		(6,092,533)			– 0	–
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC.	5,128,363	(27,110)		– 0	–		(5,101,253)			– 0	–
Royal Bank of Scotland PLC.	452	(452)		– 0	–		– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Standard Chartered Bank	$259	$	– 0	–	$	– 0	–	$	– 0	–	$259
UBS AG	86		– 0	–		– 0	–		– 0	–	86

Total	$36,400,316		$(4,808,211)		$	– 0	–		$(31,343,223)		$248,882	^

*	The actual collateral received/pledged may be more than the amount reported due to over collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2020, the average amount of

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NOTES TO FINANCIAL STATEMENTS (continued)

reverse repurchase agreements outstanding was $813,893 and the daily weighted average interest rate was (1.16)%. During the period, the Fund received net interest payments from counterparties. At September 30, 2020, the Fund had reverse repurchase agreements outstanding in the amount of $511,052 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2020:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$511,052	$(511,052)	$	– 0 –

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE D

Capital Stock

During the six months ended September 30, 2020 and the year ended March 31, 2019, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

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NOTES TO FINANCIAL STATEMENTS (continued)

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the common stock, potentially more volatility in the market value of the common stock and the relatively greater effect on the NAV of the common stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of common stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore,

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2020 and March 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$64,694,299	$64,534,426

Total taxable distributions paid	64,694,299	64,534,426
Return of capital	3,461,637	7,795,027

Total distributions paid	$68,155,936	$72,329,453

As of March 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses	$(39,053,688	)(a)
Other losses	(46,445,176	)(b)
Unrealized appreciation/(depreciation)	(165,090,859	)(c)

Total accumulated earnings/(deficit)	$(250,589,723	)(d)

(a)	As of March 31, 2020, the Fund had a net capital loss carryforward of $38,956,772. As of March 31, 2020, the cumulative deferred loss on straddles was $96,916.

(b)	As of March 31, 2020, the fund had a qualified late-year ordinary loss deferral of $46,445,176.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, the tax treatment of Grantor Trusts, and the tax treatment of callable bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2020, the Fund had a net short-term capital loss carryforward of $13,602,240 and a net long-term capital loss carryforward of $25,354,532, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2020 (unaudited)	Year Ended March 31,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 10.74	$ 12.95	$ 13.56	$ 13.87	$ 12.64	$ 14.01

Income From Investment Operations

Net investment income(a)	.30	.67	.75	.83	.82	.89

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.50	(2.09)	(.52)	(.30)	1.36	(1.15)

Contributions from Affiliates	– 0	–	.00	(b)	.00	(b)	– 0	–	.00	(b)	– 0	–

Net increase (decrease) in net asset value from operations	1.80	(1.42)	.23	.53	2.18	(.26)

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.75)	(.75)	(.83)	(.95)	(1.11)

Return of capital	– 0	–	(.04)	(.09)	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.39)	(.79)	(.84)	(.84)	(.95)	(1.11)

Net asset value, end of period	$ 12.15	$ 10.74	$ 12.95	$ 13.56	$ 13.87	$ 12.64

Market value, end of period	$ 10.51	$ 9.26	$ 11.59	$ 11.89	$ 12.58	$ 11.66

Premium/(Discount), end of period	(13.50)%	(13.78)%	(10.50)%	(12.32)%	(9.30)%	(7.75)%

Total Return

Total investment return based on:(c)

Market value	17.90%	(14.43)%	4.91%	.95%	16.47%	2.20%

Net asset value	17.62%	(11.18)%	2.78%	4.42%	18.46%	(.59)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,047,933	$926,184	$1,116,970	$1,169,161	$1,195,920	$1,090,255

Ratio to average net assets of:

Expenses, net of waivers/reimbursement(d)(e)†	1.02	%(f)	1.00%	1.04%	1.05%	1.04%	1.01%

Expenses, before waivers/reimbursements(d)(e)†	1.02	%(f)	1.01%	1.05%	1.05%	1.04%	1.01%

Net investment income	5.14	%(f)	5.16%	5.72%	5.99%	6.14%	6.81%

Portfolio turnover rate	19%	32%	40%	34%	48%	42%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.01%	.01%	.00%	.00%	.00%

See	footnote summary on page 119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, Total investment return based on net asset value will be higher than total investment return based on market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2020 (unaudited)(f)	Year Ended March 31,
		2020	2019	2018	2017	2016
Net of waivers/reimbursements.	1.02%	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.02%	1.00%	1.00%	.99%	.99%	.98%

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2020 and March 31, 2019, such waiver amounted to 0.01% and 0.01%, respectively.

(f)	Annualized.

See	notes to financial statements.

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ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)

If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)

If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

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ADDITIONAL INFORMATION (continued)

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Shamaila Khan(2), Vice President Douglas J. Peebles(2),* Vice President Matthew S. Sheridan(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, KY 40233-5000

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global High Income Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Distenfeld, Peebles, Sheridan and Ms. Khan, members of the Global High Income Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

*	Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 9, 2020, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

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Information Regarding the Review and Approval of the Fund’s Advisory and Administration Agreements

The disinterested directors (the “directors”) of AllianceBernstein Global High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser and the continuance of the Fund’s Administration Agreement with the Adviser (in such capacity, the “Administrator”) at a meeting held on November 4-6, 2019 (the “Meeting”).*

Prior to approval of the continuance of the Advisory Agreement and the Administration Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement and Administration Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the Administrator to provide administrative services to the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory

*

Following transactions completed on November 13, 2019 that may have been deemed to have been an “assignment” causing termination of the Fund’s investment advisory and administration agreements, new investment advisory and administration agreements, having the same terms as the prior ones, were entered into by the Fund and the Adviser/Administrator.

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Agreement, including the advisory fee and (ii) between the Fund and the Administrator, as provided in the Administration Agreement, including the administration fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and by the Administrator under the Administration Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund and the resources the Administrator has devoted to providing services to the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors noted that the Adviser receives reimbursements for certain clerical, accounting, administrative and other services provided to the Fund by the Adviser pursuant to the Administration Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Administration Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser (including in its capacity as Administrator) for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiary that provides shareholder services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory

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contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2019. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the management fee rate payable by the Fund (the combined advisory fee payable to the Adviser and administration fee payable to the Administrator) and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. They compared the combined advisory and administration fees payable by the Fund to the advisory fees of other funds where there is no separate administrator. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual total management fee rate (the combined advisory fee payable to the Adviser plus the administration fee payable to the Administrator) with a peer group median. The directors noted that the total management fee rate was expressed as a percentage of net assets and would have been lower if expressed as a percentage of average total assets (i.e., net assets plus assets supported by leverage).

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The directors also compared the Fund’s contractual advisory fee rate with the fee rate charged by the Adviser for advising an open-end high income fund that also invested globally, and noted historical differences in their fee structures.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Fund in comparison to a peer group selected by the 15(c) service provider. The expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rates on assets above specified levels. The directors considered that the Fund is a closed-end fixed-income fund and was not expected to have meaningful asset growth (absent a rights offering or an acquisition). In such circumstances, the directors did not view the potential for realization of economies of scale as the Fund’s assets grow to be a material factor in their deliberations. They noted that, if the Fund’s net assets were to increase materially, they would review whether potential economies of scale were being realized.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

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NOTES

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NOTES

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 129

NOTES

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NOTES

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NOTES

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Privacy Notice

AllianceBernstein and its affiliates (collectively referred to as “AllianceBernstein”, “we”, “our”, and similar pronouns) understand the importance of maintaining the confidentiality and security of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we collect nonpublic personal information from a variety of sources, including: (1) information we receive from clients, such as through applications or other forms, which can include a client’s name, address, phone number, social security number, assets, income and other household information, (2) information about client transactions with us, our affiliates and non-affiliated third parties, which can include account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

We may disclose all of the nonpublic personal information that we collect about our current and former clients, as described above, to non-affiliated third parties to manage our business and as otherwise required or permitted by law, including those that perform transaction processing or servicing functions, marketing services providers that provide marketing services on our behalf pursuant to a joint marketing agreement, and professional services firms that provide knowledge-based services such as accountants, consultants, lawyers and auditors to help manage client accounts. We require all the third-party providers to adhere to our privacy policy or a functional equivalent.

We may also disclose the nonpublic personal information that we collect about current and former clients, as described above, to our affiliated investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients under circumstances that are permitted by law, such as if our affiliate has its own relationship with you. We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

We will also use nonpublic personal information about our clients for our own internal analysis, analytics, research and development, and to improve and add to our client offerings.

We have policies and procedures designed to safeguard the confidentiality and security of nonpublic personal information about our clients that include restricting access to nonpublic personal information to personnel that have been screened and undergone security and privacy training; to personnel who need it to perform their work functions such as our operations, customer service, account management, finance, quality, vendor management and compliance teams as required to provide services, communicate with you and fulfill our legal obligations.

We employ reasonably designed physical, electronic and procedural safeguards to secure and protect client nonpublic personal information.

If you are in the European Economic Area (“EEA”) or Switzerland, we will comply with applicable legal requirements providing adequate protection for the transfer of personal information to recipients in countries outside of the EEA and Switzerland.

For more information, our Privacy Policy statement can be viewed here: https://www.alliancebernstein.com/abcom/Privacy_Terms/PrivacyPolicy.htm.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GHI-0152-0920

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant did not engage in securities lending during its most recent fiscal year.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 27, 2020